Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		$		$
		PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.0% ¤
ARGENTINA 0.1%
SOVEREIGN ISSUES 0.1%
Argentina Republic Government International Bonds
4.125% due 07/09/2035 þ			$400	$321

Total Argentina (Cost $316)				321

AZERBAIJAN 0.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
State Oil Co. of the Azerbaijan Republic
TBD% due 03/24/2031 «			$1,000	989

Total Azerbaijan (Cost $989)				989

BRAZIL 19.0%
CORPORATE BONDS & NOTES 0.7%
Banco do Brasil SA
8.500% due 07/29/2026	MXN		42,000	2,410
Vale SA
0.000% due 12/29/2049 ~(f)	BRL		27,540	2,141

				4,551

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Oi SA
TBD% due 12/30/2050 «			$2,583	0

SOVEREIGN ISSUES 18.3%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2026 (d)	BRL		374,506	70,171
0.000% due 04/01/2027 (d)			237,013	41,723
0.000% due 07/01/2028 (d)			3,000	447

				112,341

Total Brazil (Cost $118,873)				116,892

CANADA 0.0%
CORPORATE BONDS & NOTES 0.0%
Lehman Brothers Holdings, Inc.
4.730% due 12/31/2049 «	CAD		5,325	0

Total Canada (Cost $0)				0

CAYMAN ISLANDS 1.0%
ASSET-BACKED SECURITIES 0.1%
IFC Emerging Markets Securitization LLC
4.835% due 07/29/2036 •			$400	400
IFC Emerging Markets Securitization Ltd.
4.969% due 12/31/2035 •			333	333

				733

CONVERTIBLE BONDS & NOTES 0.0%
Kaisa Group Holdings Ltd.
0.000% due 12/31/2026 (d)			139	1
0.000% due 12/31/2027 (d)			173	1
0.000% due 12/31/2028 (d)			277	2
0.000% due 12/31/2029 (d)			277	2
0.000% due 12/31/2030 (d)			346	2
0.000% due 12/31/2031 (d)			346	1
0.000% due 12/31/2032 (d)			654	2

				11

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2026 (Unaudited)

		$	$
CORPORATE BONDS & NOTES 0.7%
Fish Pond Re Ltd.
7.570% (BRMMUSDF + 4.020%) due 01/08/2027 ~		250		252
Kaisa Group Holdings Ltd.
5.000% due 11/30/2027		24		1
5.000% due 11/30/2027		6		0
Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 12/28/2028 (a)		233		5
Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 12/28/2029 (a)		390		9
Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 12/28/2030 (a)		483		9
Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 12/28/2031 (a)		709		12
Kaisa Group Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 12/28/2032 (a)		667		13
Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK)
6.721% due 12/28/2028 (a)		159		3
Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	1,200		1,372
QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~		$2,400		2,412

				4,088

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Ziraat
6.764% (TSFR3M + 3.670%) due 06/15/2034 «~		1,400		1,426

Total Cayman Islands (Cost $6,731)				6,258

CHILE 2.6%
SOVEREIGN ISSUES 2.6%
Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	2,755,000		2,951
5.000% due 10/01/2028		1,280,000		1,399
5.000% due 03/01/2035		730,000		772
5.800% due 10/01/2029		8,985,000		10,029
5.800% due 10/01/2034		25,000		28
6.000% due 04/01/2033		150,000		168
6.000% due 01/01/2043		70,000		80
6.200% due 10/01/2040		330,000		386

Total Chile (Cost $15,472)				15,813

CHINA 0.3%

		SHARES
COMMON STOCKS 0.0%
Kaisa Group Holdings Ltd.		2,245,766		13

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 0.3%
China Development Bank
2.630% due 01/08/2034	CNY	3,000		471
2.820% due 05/22/2033		2,000		317
China Government Bonds
1.900% due 07/15/2055		9,000		1,227

				2,015

Total China (Cost $1,916)				2,028

COLOMBIA 6.8%
SOVEREIGN ISSUES 6.8%
Bogota Distrito Capital
13.140% due 11/05/2035	COP	13,046,000		3,822
Colombia TES
6.500% due 01/22/2031 (e)		14,364,727		4,166

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
7.000% due 06/30/2032			1,629,100		378
9.250% due 05/28/2042			1,280,000		305
11.000% due 08/22/2029			32,185,300		9,140
11.750% due 01/24/2035			73,391,500		21,090
12.500% due 02/27/2030			9,846,200		2,899

Total Colombia (Cost $36,470)					41,800

COSTA RICA 0.0%
SOVEREIGN ISSUES 0.0%
Costa Rica Government International Bonds
5.950% due 04/27/2033	EUR		200		244

Total Costa Rica (Cost $239)					244

CZECH REPUBLIC 0.2%
SOVEREIGN ISSUES 0.2%
Czech Republic Government Bonds
2.000% due 10/13/2033 (i)	CZK		24,000		965
3.600% due 06/03/2036			1,900		83

Total Czech Republic (Cost $1,005)					1,048

DENMARK 0.0%
Total Denmark (Cost $0)					0

DOMINICAN REPUBLIC 1.2%
SOVEREIGN ISSUES 1.2%
Dominican Republic International Bonds
10.500% due 03/15/2037	DOP		67,200		1,197
10.750% due 06/01/2036			244,100		4,413
11.250% due 09/15/2035			50,150		929
13.625% due 02/03/2033			32,000		645

Total Dominican Republic (Cost $6,688)					7,184

EGYPT 2.3%
SOVEREIGN ISSUES 2.3%
Egypt Government Bonds
19.698% due 10/14/2030	EGP		146,100		2,835
21.954% due 03/04/2028			564,900		11,160

Total Egypt (Cost $13,993)					13,995

GERMANY 0.8%
CORPORATE BONDS & NOTES 0.5%
Deutsche Bank AG
8.010% due 07/18/2034 «	INR		325,000		3,361

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Stepstone Group Midco 2 GmbH
6.885% (EUR006M + 2.459%) due 04/26/2032 ~	EUR		1,900		1,782

Total Germany (Cost $5,790)					5,143

GHANA 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Ghana Government Bonds
8.500% due 02/15/2028	GHS		3,950		329
8.650% due 02/13/2029			3,577		286
8.800% due 02/12/2030			6,520		498
8.950% due 02/11/2031			9,693		714
9.100% due 02/10/2032			1,230		88

Total Ghana (Cost $1,542)					1,915

INDIA 0.4%
SOVEREIGN ISSUES 0.4%
India Government Bonds
6.330% due 05/05/2035	INR		89,300		922
7.410% due 12/19/2036			76,300		845
7.540% due 05/23/2036			79,000		879

Total India (Cost $2,577)					2,646

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
INDONESIA 0.7%
SOVEREIGN ISSUES 0.7%
Indonesia Government International Bonds
5.125% due 05/29/2038	EUR		700		823
5.690% due 05/29/2036			$1,400		1,430
Indonesia Treasury Bonds
6.500% due 07/15/2030	IDR		25,065,000		1,373
6.500% due 04/15/2036			16,343,000		873

Total Indonesia (Cost $4,432)					4,499

IRELAND 0.8%
CORPORATE BONDS & NOTES 0.1%
CIMA Finance DAC
2.950% due 09/05/2029			$633		602

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
Panama Government International Bonds
2.390% due 06/20/2028 «	CHF		1,000		1,226
3.886% (EUR006M + 2.178%) due 03/05/2027 «~	EUR		2,600		2,975

				4,201

SOVEREIGN ISSUES 0.0%
Republic of Angola Via Avenir Issuer IV Ireland DAC
10.750% due 02/05/2029			$181		186

Total Ireland (Cost $4,839)					4,989

IVORY COAST 0.5%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Republic of Cote d’Ivoire
5.185% (EUR006M + 2.135%) due 03/05/2027 «~	EUR		2,700		3,097

Total Ivory Coast (Cost $2,879)					3,097

JERSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
GSG Bidco Ltd.
4.700% due 06/15/2031	EUR		300		340
5.375% due 06/15/2036			400		454

Total Jersey, Channel Islands (Cost $826)					794

KAZAKHSTAN 0.7%
SOVEREIGN ISSUES 0.7%
Development Bank of Kazakhstan JSC
13.489% due 05/23/2028	KZT		190,000		380
18.400% due 10/16/2028			1,700,500		3,704

Total Kazakhstan (Cost $3,514)					4,084

KENYA 1.0%
SOVEREIGN ISSUES 1.0%
Republic of Kenya Infrastructure Bonds
12.500% due 01/10/2033	KES		769,700		6,002

Total Kenya (Cost $6,096)					6,002

KUWAIT 1.1%
SOVEREIGN ISSUES 1.1%
Kuwait International Government Bonds
4.016% due 10/09/2028 (i)			$6,900		6,811

Total Kuwait (Cost $6,900)					6,811

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
MALAYSIA 12.1%
SOVEREIGN ISSUES 12.1%
Malaysia Government Bonds
3.900% due 11/30/2026	MYR		82,760		20,381
4.762% due 04/07/2037			2,110		564
Malaysia Government Investment Issue
4.070% due 09/30/2026			216,765		53,313

Total Malaysia (Cost $73,409)					74,258

MEXICO 2.5%
SOVEREIGN ISSUES 2.5%
Mexico Bonos
7.500% due 05/26/2033	MXN		79,400		4,245
8.000% due 04/15/2032			40,700		2,258
8.000% due 04/29/2055			13,800		667
8.500% due 03/01/2029			50,100		2,908
8.500% due 05/31/2029			49,600		2,876
8.500% due 02/28/2030			39,400		2,271
Mexico Udibonos
3.000% due 12/03/2026 (e)			264		15

Total Mexico (Cost $14,755)					15,240

NETHERLANDS 0.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
VEON Amsterdam BV
7.924% (TSFR3M + 3.679%) due 03/25/2027 «~			$1,400		1,398

Total Netherlands (Cost $1,392)					1,398

NIGERIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Dangote Fertiliser Ltd.
7.750% due 05/05/2031			$200		201

Total Nigeria (Cost $200)					201

PARAGUAY 0.9%
SOVEREIGN ISSUES 0.9%
Paraguay Government International Bonds
7.900% due 02/09/2031	PYG		12,672,000		2,005
8.500% due 03/04/2035			13,129,000		2,096
8.500% due 04/04/2038			8,427,000		1,335

Total Paraguay (Cost $4,697)					5,436

PERU 2.5%
CORPORATE BONDS & NOTES 1.2%
Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN		5,800		1,818
10.100% due 12/15/2043			17,210		5,538

				7,356

SOVEREIGN ISSUES 1.3%
Peru Government Bonds
6.850% due 08/12/2035			5,400		1,662
7.300% due 08/12/2033			500		164
7.600% due 08/12/2039			400		126
Peru Government International Bonds
5.400% due 08/12/2034			4,200		1,201
6.900% due 08/12/2037			300		90

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
6.950% due 08/12/2031			14,780	4,919

				8,162

Total Peru (Cost $13,604)				15,518

PHILIPPINES 0.1%
SOVEREIGN ISSUES 0.1%
Philippines Government Bonds
6.250% due 02/28/2029	PHP		18,520	301
Philippines Government International Bonds
6.250% due 01/14/2036			40,000	606

Total Philippines (Cost $981)				907

POLAND 3.9%
SOVEREIGN ISSUES 3.9%
Republic of Poland Government Bonds
4.500% due 07/25/2030 (i)	PLN		20,400	5,428
4.750% due 07/25/2029 (i)			29,600	7,980
5.000% due 01/25/2030 (i)			11,800	3,201
5.000% due 10/25/2034 (i)			6,950	1,836
5.000% due 10/25/2035 (i)			9,650	2,527
6.000% due 10/25/2033 (i)			10,800	3,050

Total Poland (Cost $23,818)				24,022

QATAR 1.7%
CORPORATE BONDS & NOTES 1.5%
QatarEnergy
1.375% due 09/12/2026 (i)			$7,600	7,563
4.625% due 06/23/2029			1,400	1,392

				8,955

SOVEREIGN ISSUES 0.2%
Qatar Government International Bonds
4.800% due 04/08/2033			1,300	1,307

Total Qatar (Cost $10,223)				10,262

ROMANIA 0.0%
SOVEREIGN ISSUES 0.0%
Romania Government Bonds
6.750% due 04/25/2035	RON		300	66
6.900% due 10/29/2036			400	88

Total Romania (Cost $157)				154

SERBIA 0.3%
SOVEREIGN ISSUES 0.3%
Serbia Treasury Bonds
5.250% due 07/27/2035	RSD		185,500	1,794

Total Serbia (Cost $1,651)				1,794

SOUTH AFRICA 7.4%
CORPORATE BONDS & NOTES 1.0%
Eskom Holdings
7.500% due 09/15/2033	ZAR		90,000	5,170
Transnet
10.000% due 03/30/2029			15,000	903
13.500% due 04/18/2028			400	27

				6,100

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Transnet SOC Ltd.
10.658% due 03/02/2028 «~			14,800	903

SOVEREIGN ISSUES 6.3%
Republic of South Africa Government Bonds
7.000% due 02/28/2031			423,000	24,944
8.000% due 01/31/2030 (i)			61,900	3,811

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
8.250% due 03/31/2032			8,700	537
8.500% due 01/31/2037			20,500	1,247
8.750% due 01/31/2044			47,400	2,841
8.875% due 02/28/2035			74,300	4,701
9.000% due 01/31/2040			2,600	160
9.875% due 03/31/2039			5,400	357

				38,598

Total South Africa (Cost $39,000)				45,601

SRI LANKA 0.9%
SOVEREIGN ISSUES 0.9%
Sri Lanka Government Bonds
9.750% due 07/01/2030	LKR		1,971,000	5,544

Total Sri Lanka (Cost $6,385)				5,544

SUPRANATIONAL 6.2%
CORPORATE BONDS & NOTES 6.2%
Banque Ouest Africaine de Developpement
6.250% due 10/14/2040	EUR		1,200	1,314
Corp. Andina de Fomento
3.925% due 02/26/2029	HKD		24,500	3,119
European Bank for Reconstruction & Development
6.060% due 12/02/2029 «	AZN		3,100	1,824
6.300% due 03/31/2028 «			15,900	9,353
6.750% due 01/16/2029 «			30,000	17,654
European Investment Bank
2.875% due 11/15/2029	PLN		18,800	4,774

Total Supranational (Cost $37,773)				38,038

TURKEY 2.0%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
SOCAR Turkey Enerji AS
5.558% (EUR006M + 2.147%) due 08/11/2026 «~	EUR		2,500	2,854
Turkiye Vakiflar Bankasi TAO
5.401% (EUR003M + 2.407%) due 12/15/2028 «~			1,000	1,147

				4,001

SOVEREIGN ISSUES 1.3%
Turkiye Government Bonds
36.000% due 08/12/2026	TRY		184,400	3,947
40.760% (BISTREFI + 0.000%) due 08/19/2026 ~			5,300	114
40.760% (BISTREFI + 0.000%) due 05/17/2028 ~			190,000	4,112

				8,173

Total Turkey (Cost $14,550)				12,174

UNITED ARAB EMIRATES 0.6%
CORPORATE BONDS & NOTES 0.6%
First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~			$3,700	3,699

Total United Arab Emirates (Cost $3,664)				3,699

UNITED KINGDOM 2.0%
CORPORATE BONDS & NOTES 1.7%
ICBC Standard Bank PLC
20.000% due 09/18/2029 «	UZS		48,493,000	4,035
20.000% due 12/13/2029 «			14,618,000	1,216
Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (d)(i)			$6,700	5,458

				10,709

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Canada Square Funding 6 PLC
4.597% due 01/17/2059 •	GBP		324	430
Rochester Financing No. 3 PLC
5.046% due 12/18/2044 •			229	305

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (d)		0	1,399

			2,134

Total United Kingdom (Cost $11,945)			12,843

UNITED STATES 2.4%
ASSET-BACKED SECURITIES 0.6%
Citigroup Mortgage Loan Trust, Inc.
3.823% due 07/25/2045 •		$62	45
Countrywide Asset-Backed Certificates Trust
3.953% due 11/25/2037 •		815	776
Credit-Based Asset Servicing & Securitization LLC
3.819% due 07/25/2037 •		19	13
Fremont Home Loan Trust
4.063% due 10/25/2036 •		2,663	1,040
GE-WMC Mortgage Securities Trust
3.843% due 08/25/2036 •		21	8
GSAMP Trust
3.903% due 12/25/2036 •		72	35
HSI Asset Loan Obligation Trust
3.883% due 12/25/2036 •		31	9
JP Morgan Mortgage Acquisition Corp.
4.273% due 02/25/2036 •		125	124
MASTR Asset-Backed Securities Trust
3.863% due 01/25/2037 •		160	44
Morgan Stanley ABS Capital I, Inc. Trust
4.528% due 01/25/2035 •		185	185
Morgan Stanley Mortgage Loan Trust
6.488% due 11/25/2036 þ		1,023	212
OneMain Financial Issuance Trust
4.130% due 05/14/2035		283	283
Residential Asset Securities Corporation Trust
4.723% due 08/25/2035 •		44	44
Securitized Asset-Backed Receivables LLC Trust
3.883% due 12/25/2036 •		230	47
WaMu Asset-Backed Certificates Trust
4.003% due 05/25/2037 •		1,171	1,061
			3,926
CORPORATE BONDS & NOTES 0.2%
Road Michigan Property Owner I LLC
7.500% due 03/30/2045		1,100	1,097
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
Banc of America Mortgage Trust
5.508% due 07/25/2034 ~		16	15
CHL Mortgage Pass-Through Trust
4.303% due 04/25/2046 •		369	102
CitiMortgage Alternative Loan Trust
4.413% due 10/25/2036 •		570	446
Countrywide Alternative Loan Trust
4.043% due 04/25/2047 •		726	669
4.113% due 05/25/2036 •		1,161	418
4.323% due 12/25/2035 •		27	26
4.603% due 10/25/2035 ~		6	5
GSMPS Mortgage Loan Trust
4.113% due 01/25/2036 •		117	95
HarborView Mortgage Loan Trust
5.744% due 10/19/2035 •		222	102
IndyMac INDX Mortgage Loan Trust
4.403% due 07/25/2045 •		124	93
Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~		63	62
Mortgage Equity Conversion Asset Trust
4.510% due 05/25/2042 •		203	184
New York Mortgage Trust
4.303% due 04/25/2035 •		840	823
Structured Asset Mortgage Investments II Trust
4.154% due 04/19/2035 •		268	262
Tib Finance PLC
6.553% due 11/15/2034 «(h)		800	813
WaMu Mortgage Pass-Through Certificates Trust
4.133% due 05/25/2034 •		113	107
4.703% due 03/25/2037 ~		39	36

			4,258

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2026 (Unaudited)

		$	$
SOVEREIGN ISSUES 0.5%
Colombia TES
1.000% due 01/24/2035	COP	11,496,400	3,303

U.S. GOVERNMENT AGENCIES 0.3%
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.022% due 09/25/2031 •		$12	12
Federal National Mortgage Association REMICS
4.678% due 01/25/2055 •		1,766	1,776

			1,788

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bonds
4.875% due 08/15/2045 (l)		232	230
U.S. Treasury Notes
4.250% due 08/15/2035 (l)		360	356

			586

		SHARES
WARRANTS 0.0%
Constellation Oil Services Holding SA - Exp. 06/10/2071 «(h)		1	0

Total United States (Cost $17,095)			14,958

		PRINCIPAL AMOUNT (000s)
URUGUAY 0.5%
SOVEREIGN ISSUES 0.5%
Uruguay Government International Bonds
4.375% due 12/15/2028 (e)	UYU	126,192	3,244

Total Uruguay (Cost $3,311)			3,244

UZBEKISTAN 0.6%
CORPORATE BONDS & NOTES 0.2%
Uzbek Industrial & Construction Bank ATB
21.000% due 07/24/2027	UZS	15,540,000	1,359

SOVEREIGN ISSUES 0.4%
Republic of Uzbekistan International Bonds
16.625% due 05/29/2027		29,110,000	2,554

Total Uzbekistan (Cost $3,734)			3,913

VENEZUELA 0.3%
CORPORATE BONDS & NOTES 0.1%
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(b)		$200	74
6.000% due 11/15/2026 ^(b)		100	38
9.750% due 05/17/2035 ^(b)		775	346

			458

SOVEREIGN ISSUES 0.2%
Venezuela Government International Bonds
7.000% due 03/31/2038 ^(b)		20	9
7.650% due 04/21/2035 ^(b)		50	22
9.250% due 09/15/2027 ^(b)		1,875	926
9.250% due 05/07/2028 ^(b)		100	48

			1,005

Total Venezuela (Cost $773)			1,463

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2026 (Unaudited)

		$	$
ZAMBIA 0.1%
SOVEREIGN ISSUES 0.1%
Zambia Government Bonds
12.000% due 05/03/2028	ZMW	850		45
22.000% due 01/22/2029		900		58
23.000% due 01/22/2031		5,193		358

Total Zambia (Cost $264)				461

		SHARES
SHORT-TERM INSTRUMENTS 10.7%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.690% (g)		545,823		546

		PRINCIPAL AMOUNT (000s)
EGYPT TREASURY BILLS 0.0%
23.884% due 10/13/2026 - 10/20/2026 (c)(d)	EGP	15,250		291

NIGERIA TREASURY BILLS 9.1%
20.792% due 07/07/2026 - 01/28/2027 (c)(d)	NGN	84,344,408		55,978

SOUTH AFRICA TREASURY BILLS 0.2%
7.400% due 08/05/2026 - 10/07/2026 (c)(d)	ZAR	20,700		1,253

U.S. TREASURY BILLS 1.3%
3.679% due 07/16/2026 - 08/27/2026 (c)(d)(l)		$7,990		7,962

Total Short-Term Instruments (Cost $65,850)				66,030

Total Investments in Securities (Cost $591,318)				603,710

		SHARES
INVESTMENTS IN AFFILIATES 12.0%
SHORT-TERM INSTRUMENTS 12.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.0%
PIMCO Short Asset Portfolio		5,929,785		58,408
PIMCO Short-Term Floating NAV Portfolio III		1,568,627		15,280

Total Short-Term Instruments (Cost $73,057)				73,688

Total Investments in Affiliates (Cost $73,057)				73,688

Total Investments 110.0% (Cost $664,375)				$677,398
Financial Derivative Instruments (j)(k) (0.4)%(Cost or Premiums, net $1,765)				(2,411)
Other Assets and Liabilities, net (9.6)%				(59,348)

Net Assets 100.0%				$615,639

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Coupon represents a 7-Day Yield.
(h)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Oil Services Holding SA - Exp. 06/10/2071	06/10/2022	$0	$0	0.00%
Tib Finance PLC6.553% due 11/15/2034	09/18/2024	800	813	0.13

		$800	$813	0.13%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date			Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BPS	3.850%	01/22/2026	TBD	(2)	$	(6,640)	$(6,753)
	3.950	01/21/2026	TBD	(2)		(4,572)	(4,653)
BRC	3.850	02/02/2026	TBD	(2)		(7,138)	(7,252)
	3.950	04/23/2026	TBD	(2)	PLN	(6,613)	(1,772)
MBC	3.600	06/19/2026	TBD	(2)	CZK	(19,667)	(927)
	7.000	06/03/2026	TBD	(2)	ZAR	(263,000)	(16,144)
MEI	3.950	03/13/2026	07/02/2026		PLN	(58,117)	(15,638)
	3.950	04/01/2026	07/02/2026			(21,668)	(5,818)
	3.950	07/02/2026	TBD	(2)		(82,304)	(21,879)
	7.150	06/29/2026	07/02/2026		ZAR	(193,411)	(11,812)
	7.150	07/02/2026	TBD	(2)		(193,091)	(11,788)

Total Reverse Repurchase Agreements							$(104,436)

(i)	Securities with an aggregate market value of $84,612 have been pledged as collateral under the terms of master agreements as of June 30, 2026.

(1)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(69,889) at a weighted average interest rate of 5.081%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2026 (Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	15	$1,687	$22	$0	$(6)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	9	$(989)	$(8)	$3	$0
CBOT U.S. Long Bond Futures	09/2026	12	(1,362)	(38)	8	0
Eurex 10 Year Euro BUND Futures	09/2026	2	(291)	(3)	0	0

				$(49)	$11	$0

Total Futures Contracts				$(27)	$11	$(6)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2028	GBP	2,590	$30	$2	$32	$2	$0
Pay(1)	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	09/16/2028	INR	1,606,500	(73)	8	(65)	8	0
Receive(1)	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	09/16/2031		949,300	125	(143)	(18)	0	(12)
Receive	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/16/2036		412,000	(24)	(11)	(35)	0	(10)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/17/2027	JPY	7,570,000	91	(19)	72	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/17/2027		5,330,000	2	89	91	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/18/2028		3,130,000	128	(27)	101	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	06/17/2028		240,000	(2)	(1)	(3)	0	0
Receive(1)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/16/2028		2,638,000	36	(34)	2	0	(2)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.403	Semi-Annual	12/30/2026	SGD	30,550	(5)	(60)	(65)	0	(2)
Receive(1)	1-Day SGD-SIBCSORA Compounded-OIS	1.750	Semi-Annual	09/16/2031		9,500	80	(44)	36	1	0
Receive(1)	1-Day THB-THOR Compounded-OIS	1.500	Quarterly	09/16/2031	THB	56,430	22	(12)	10	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027		$24,100	232	(330)	(98)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/17/2028		72,400	(1,327)	(64)	(1,391)	0	(62)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		11,800	(29)	198	169	10	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	09/16/2028		8,000	144	10	154	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/17/2028		7,100	(43)	130	87	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		12,700	(5)	(307)	(312)	0	(26)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		18,300	170	(299)	(129)	0	(40)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		34,700	(828)	1,076	248	75	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2026 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		11,900	210	(287)	(77)	0	(28)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		20,700	(181)	329	148	55	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		3,420	220	(115)	105	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		400	(2)	7	5	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		600	(3)	8	5	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		400	(2)	9	7	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		300	(1)	7	6	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2034		4,800	(312)	82	(230)	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		800	(3)	(4)	(7)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		1,900	76	16	92	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		8,200	312	(191)	121	35	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		700	(2)	0	(2)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		800	(3)	(3)	(6)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		1,200	(4)	12	8	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		6,100	(77)	174	97	27	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		12,700	237	(449)	(212)	0	(56)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		3,000	218	(51)	167	13	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		1,200	(79)	13	(66)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		6,800	(61)	(75)	(136)	0	(32)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		4,500	66	27	93	22	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		6,030	107	(108)	(1)	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		9,500	289	(71)	218	48	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/16/2036		8,500	213	(13)	200	44	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2036		800	14	5	19	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045		1,700	52	60	112	14	0
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		200	(1)	(10)	(11)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		500	62	19	81	5	0
Pay	1-Day USD-SOFR Compounded-OIS	4.086	Annual	01/13/2055		3,100	24	(80)	(56)	0	(34)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		3,200	127	120	247	34	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		300	(9)	(1)	(10)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		1,900	(21)	(45)	(66)	0	(21)
Pay	1-Year BRL-CDI	6.151	Maturity	01/04/2027	BRL	2,720	(28)	(123)	(151)	0	0
Receive	1-Year BRL-CDI	9.783	Maturity	01/04/2027		49,800	0	852	852	0	(2)
Pay	1-Year BRL-CDI	9.795	Maturity	01/04/2027		21,200	0	(357)	(357)	1	0
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027		13,500	0	(222)	(222)	0	0
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027		12,300	0	(201)	(201)	0	0
Receive	1-Year BRL-CDI	9.840	Maturity	01/04/2027		25,500	0	422	422	0	(1)
Pay	1-Year BRL-CDI	9.840	Maturity	01/04/2027		16,600	0	(276)	(276)	1	0
Pay	1-Year BRL-CDI	10.225	Maturity	01/04/2027		8,700	0	(124)	(124)	0	0
Pay	1-Year BRL-CDI	10.235	Maturity	01/04/2027		8,700	0	(124)	(124)	0	0
Pay	1-Year BRL-CDI	10.565	Maturity	01/04/2027		11,300	0	(143)	(143)	0	0
Pay	1-Year BRL-CDI	10.602	Maturity	01/04/2027		36,500	0	(549)	(549)	1	0
Receive	1-Year BRL-CDI	10.671	Maturity	01/04/2027		21,000	0	255	255	0	(1)
Receive	1-Year BRL-CDI	10.768	Maturity	01/04/2027		10,900	0	133	133	0	0
Receive	1-Year BRL-CDI	10.872	Maturity	01/04/2027		17,800	0	208	208	0	(1)
Receive	1-Year BRL-CDI	10.943	Maturity	01/04/2027		18,700	0	204	204	0	(1)
Pay	1-Year BRL-CDI	10.980	Maturity	01/04/2027		17,600	0	(188)	(188)	1	0
Pay	1-Year BRL-CDI	11.064	Maturity	01/04/2027		16,600	0	(177)	(177)	1	0
Receive	1-Year BRL-CDI	11.133	Maturity	01/04/2027		21,600	0	218	218	0	(1)
Receive	1-Year BRL-CDI	11.513	Maturity	01/04/2027		13,800	0	121	121	0	(1)
Receive	1-Year BRL-CDI	11.560	Maturity	01/04/2027		11,400	0	98	98	0	0
Receive	1-Year BRL-CDI	11.736	Maturity	01/04/2027		59,000	0	443	443	0	(2)
Pay	1-Year BRL-CDI	12.033	Maturity	01/04/2027		64,500	139	(550)	(411)	2	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2026 (Unaudited)

Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027	114,700	0	(182)	(182)	5	0
Receive	1-Year BRL-CDI	14.020	Maturity	01/04/2027	44,500	0	58	58	0	(2)
Receive	1-Year BRL-CDI	14.350	Maturity	01/04/2027	97,700	0	42	42	0	(4)
Receive	1-Year BRL-CDI	11.575	Maturity	01/03/2028	7,200	0	80	80	0	(2)
Receive	1-Year BRL-CDI	11.590	Maturity	01/03/2028	7,200	0	80	80	0	(2)
Pay	1-Year BRL-CDI	11.695	Maturity	01/03/2028	13,700	0	(144)	(144)	4	0
Pay	1-Year BRL-CDI	10.044	Maturity	01/02/2029	19,400	(41)	(422)	(463)	8	0
Pay	1-Year BRL-CDI	11.490	Maturity	01/02/2029	22,000	0	(307)	(307)	9	0
Pay	1-Year BRL-CDI	11.523	Maturity	01/02/2029	34,800	0	(472)	(472)	14	0
Receive	1-Year BRL-CDI	11.655	Maturity	01/02/2029	11,400	7	138	145	0	(5)
Receive	1-Year BRL-CDI	11.928	Maturity	01/02/2029	19,500	(10)	222	212	0	(8)
Receive	1-Year BRL-CDI	12.255	Maturity	01/02/2029	9,200	0	89	89	0	(4)
Receive	1-Year BRL-CDI	12.569	Maturity	01/02/2029	7,700	0	49	49	0	(3)
Pay	1-Year BRL-CDI	12.716	Maturity	01/02/2029	39,100	0	(224)	(224)	16	0
Pay	1-Year BRL-CDI	12.750	Maturity	01/02/2029	15,200	0	(85)	(85)	6	0
Receive	1-Year BRL-CDI	12.760	Maturity	01/02/2029	30,900	0	210	210	0	(13)
Receive	1-Year BRL-CDI	12.808	Maturity	01/02/2029	36,600	0	195	195	0	(15)
Pay	1-Year BRL-CDI	12.905	Maturity	01/02/2029	3,800	0	(18)	(18)	2	0
Pay	1-Year BRL-CDI	13.055	Maturity	01/02/2029	40,800	0	(203)	(203)	17	0
Pay	1-Year BRL-CDI	13.056	Maturity	01/02/2029	48,300	0	(232)	(232)	20	0
Receive	1-Year BRL-CDI	13.060	Maturity	01/02/2029	51,900	0	232	232	0	(22)
Receive	1-Year BRL-CDI	13.120	Maturity	01/02/2029	6,900	0	23	23	0	(3)
Receive	1-Year BRL-CDI	13.270	Maturity	01/02/2029	15,100	0	65	65	0	(6)
Receive	1-Year BRL-CDI	13.289	Maturity	01/02/2029	82,800	0	263	263	0	(35)
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029	34,300	0	(153)	(153)	14	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029	3,700	0	(16)	(16)	2	0
Receive	1-Year BRL-CDI	13.335	Maturity	01/02/2029	17,800	0	72	72	0	(7)
Receive	1-Year BRL-CDI	13.340	Maturity	01/02/2029	15,700	0	40	40	0	(7)
Receive	1-Year BRL-CDI	13.357	Maturity	01/02/2029	44,500	0	149	149	0	(19)
Pay	1-Year BRL-CDI	13.405	Maturity	01/02/2029	37,800	0	(142)	(142)	16	0
Pay	1-Year BRL-CDI	13.425	Maturity	01/02/2029	11,100	0	(41)	(41)	5	0
Pay	1-Year BRL-CDI	13.430	Maturity	01/02/2029	21,700	0	(79)	(79)	9	0
Receive	1-Year BRL-CDI	13.435	Maturity	01/02/2029	4,100	0	9	9	0	(2)
Receive	1-Year BRL-CDI	13.518	Maturity	01/02/2029	16,400	0	55	55	0	(7)
Receive	1-Year BRL-CDI	13.545	Maturity	01/02/2029	16,200	0	52	52	0	(7)
Receive	1-Year BRL-CDI	13.589	Maturity	01/02/2029	41,900	0	123	123	0	(18)
Pay	1-Year BRL-CDI	13.680	Maturity	01/02/2029	53,800	0	(135)	(135)	23	0
Receive	1-Year BRL-CDI	13.844	Maturity	01/02/2029	9,500	0	18	18	0	(4)
Receive	1-Year BRL-CDI	13.923	Maturity	01/02/2029	16,500	0	25	25	0	(7)
Pay	1-Year BRL-CDI	13.998	Maturity	01/02/2029	29,600	0	(34)	(34)	12	0
Receive	1-Year BRL-CDI	14.026	Maturity	01/02/2029	11,600	0	12	12	0	(5)
Receive	1-Year BRL-CDI	14.087	Maturity	01/02/2029	13,400	0	2	2	0	(6)
Receive	1-Year BRL-CDI	14.140	Maturity	01/02/2029	7,100	0	(3)	(3)	0	(3)
Pay	1-Year BRL-CDI	14.185	Maturity	01/02/2029	27,200	0	(4)	(4)	11	0
Pay	1-Year BRL-CDI	14.213	Maturity	01/02/2029	14,700	0	0	0	6	0
Receive	1-Year BRL-CDI	14.245	Maturity	01/02/2029	100	0	0	0	0	0
Pay	1-Year BRL-CDI	14.370	Maturity	01/02/2029	7,500	0	9	9	3	0
Pay	1-Year BRL-CDI	14.570	Maturity	01/02/2029	11,100	0	18	18	5	0
Pay	1-Year BRL-CDI	14.620	Maturity	01/02/2029	19,200	0	37	37	8	0
Pay	1-Year BRL-CDI	14.695	Maturity	01/02/2029	18,600	0	41	41	8	0
Pay	1-Year BRL-CDI	15.036	Maturity	01/02/2029	15,800	0	65	65	7	0
Pay	1-Year BRL-CDI	12.867	Maturity	01/02/2031	28,400	0	(178)	(178)	16	0
Pay	1-Year BRL-CDI	13.041	Maturity	01/02/2031	18,800	0	(95)	(95)	11	0
Receive	1-Year BRL-CDI	13.156	Maturity	01/02/2031	4,200	0	18	18	0	(2)
Receive	1-Year BRL-CDI	13.189	Maturity	01/02/2031	7,400	0	29	29	0	(4)
Pay	1-Year BRL-CDI	13.235	Maturity	01/02/2031	41,200	0	(154)	(154)	23	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2031	3,700	0	(14)	(14)	2	0
Pay	1-Year BRL-CDI	13.250	Maturity	01/02/2031	3,500	(1)	(12)	(13)	2	0
Pay	1-Year BRL-CDI	13.255	Maturity	01/02/2031	3,700	0	(14)	(14)	2	0
Receive	1-Year BRL-CDI	13.296	Maturity	01/02/2031	28,000	0	101	101	0	(16)
Receive	1-Year BRL-CDI	13.310	Maturity	01/02/2031	20,300	0	71	71	0	(11)
Pay	1-Year BRL-CDI	13.350	Maturity	01/02/2031	3,200	0	(11)	(11)	2	0
Pay	1-Year BRL-CDI	13.520	Maturity	01/02/2031	10,100	0	(25)	(25)	6	0
Pay	1-Year BRL-CDI	13.560	Maturity	01/02/2031	11,700	0	(26)	(26)	7	0
Pay	1-Year BRL-CDI	13.564	Maturity	01/02/2031	11,500	0	(26)	(26)	6	0
Pay	1-Year BRL-CDI	13.575	Maturity	01/02/2031	3,100	0	(9)	(9)	2	0
Pay	1-Year BRL-CDI	13.580	Maturity	01/02/2031	3,000	0	(9)	(9)	2	0
Pay	1-Year BRL-CDI	13.605	Maturity	01/02/2031	3,000	0	(6)	(6)	2	0
Pay	1-Year BRL-CDI	13.670	Maturity	01/02/2031	1,400	0	(2)	(2)	1	0
Pay	1-Year BRL-CDI	13.698	Maturity	01/02/2031	5,200	0	(8)	(8)	3	0
Pay	1-Year BRL-CDI	13.700	Maturity	01/02/2031	5,900	0	(8)	(8)	3	0
Pay	1-Year BRL-CDI	13.790	Maturity	01/02/2031	11,700	0	(11)	(11)	7	0
Pay	1-Year BRL-CDI	13.882	Maturity	01/02/2031	7,900	0	(4)	(4)	4	0
Receive	1-Year BRL-CDI	13.899	Maturity	01/02/2031	41,400	16	7	23	0	(23)
Pay	1-Year BRL-CDI	13.979	Maturity	01/02/2031	24,500	0	(1)	(1)	14	0
Pay	1-Year BRL-CDI	14.035	Maturity	01/02/2031	4,200	(7)	8	1	2	0
Pay	1-Year BRL-CDI	14.140	Maturity	01/02/2031	5,000	0	3	3	3	0
Receive	1-Year BRL-CDI	14.247	Maturity	01/02/2031	5,300	0	(6)	(6)	0	(3)
Receive	1-Year BRL-CDI	14.334	Maturity	01/02/2031	14,600	0	(23)	(23)	0	(8)
Pay	1-Year BRL-CDI	14.375	Maturity	01/02/2031	1,000	0	2	2	1	0
Receive	1-Year BRL-CDI	14.505	Maturity	01/02/2031	13,600	0	(31)	(31)	0	(8)
Receive	1-Year BRL-CDI	14.514	Maturity	01/02/2031	13,100	0	(31)	(31)	0	(7)
Pay	1-Year BRL-CDI	13.235	Maturity	01/02/2035	26,900	0	(110)	(110)	17	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2026 (Unaudited)

Receive(1)	3-Month CNY-CNREPOFIX	1.500	Quarterly	09/16/2031	CNY	41,480	29	(40)	(11)	3	0
Pay	3-Month COP-IBR Compounded-OIS	12.000	Annual	06/17/2027	COP	17,107,800	(4)	0	(4)	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	12.220	Annual	06/17/2027		1,498,000	0	1	1	0	0
Pay	3-Month COP-IBR Compounded-OIS	12.230	Annual	06/17/2027		1,497,900	0	1	1	0	0
Pay	3-Month COP-IBR Compounded-OIS	12.250	Maturity	06/17/2027		2,995,800	0	1	1	0	0
Pay	3-Month COP-IBR Compounded-OIS	12.340	Maturity	06/17/2027		2,820,500	0	2	2	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.342	Quarterly	09/17/2027		13,980,000	0	(148)	(148)	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.565	Quarterly	12/30/2027		5,366,000	0	60	60	1	0
Receive	3-Month COP-IBR Compounded-OIS	12.330	Quarterly	03/18/2028		2,951,000	0	(15)	(15)	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.900	Quarterly	04/28/2028		1,954,400	0	34	34	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.970	Quarterly	04/28/2028		10,167,400	0	171	171	2	0
Receive	3-Month COP-IBR Compounded-OIS	8.150	Quarterly	04/28/2028		12,425,000	0	197	197	3	0
Receive	3-Month COP-IBR Compounded-OIS	8.820	Quarterly	06/05/2028		5,639,500	(42)	110	68	1	0
Pay	3-Month COP-IBR Compounded-OIS	11.250	Quarterly	06/17/2028		3,137,800	(1)	4	3	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	11.425	Quarterly	06/17/2028		752,800	0	1	1	0	0
Pay	3-Month COP-IBR Compounded-OIS	11.450	Quarterly	06/17/2028		2,342,900	0	4	4	0	0
Pay	3-Month COP-IBR Compounded-OIS	11.550	Quarterly	06/17/2028		2,250,800	0	5	5	0	0
Pay	3-Month COP-IBR Compounded-OIS	11.634	Quarterly	06/17/2028		4,827,200	0	14	14	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	7.410	Quarterly	08/09/2028		8,215,400	0	172	172	2	0
Receive	3-Month COP-IBR Compounded-OIS	7.960	Quarterly	09/01/2028		13,156,900	75	156	231	3	0
Pay	3-Month COP-IBR Compounded-OIS	8.215	Quarterly	11/14/2028		9,635,600	35	(199)	(164)	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	7.530	Quarterly	01/02/2029		3,858,500	(15)	(74)	(89)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	12.170	Quarterly	03/18/2029		2,073,000	0	(21)	(21)	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.190	Quarterly	06/13/2029		13,489,500	0	(245)	(245)	0	(4)
Pay	3-Month COP-IBR Compounded-OIS	11.200	Quarterly	06/17/2029		530,000	0	2	2	0	0
Pay	3-Month COP-IBR Compounded-OIS	11.210	Quarterly	06/17/2029		545,400	0	2	2	0	0
Pay	3-Month COP-IBR Compounded-OIS	7.770	Quarterly	07/18/2029		27,700,600	0	(635)	(635)	0	(8)
Receive	3-Month COP-IBR Compounded-OIS	8.933	Quarterly	08/22/2029		14,468,300	0	190	190	4	0
Pay	3-Month COP-IBR Compounded-OIS	7.400	Quarterly	09/09/2029		13,247,000	0	(333)	(333)	0	(4)
Pay	3-Month COP-IBR Compounded-OIS	7.805	Quarterly	10/22/2029		17,490,700	(77)	(332)	(409)	0	(5)
Pay	3-Month COP-IBR Compounded-OIS	8.400	Quarterly	03/19/2030		4,977,260	(1)	(88)	(89)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.430	Quarterly	05/15/2030		2,431,900	0	45	45	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.498	Quarterly	05/16/2030		14,012,000	0	249	249	2	0
Pay	3-Month COP-IBR Compounded-OIS	8.725	Quarterly	06/10/2030		1,311,000	0	(20)	(20)	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.770	Quarterly	06/10/2030		3,936,000	0	(59)	(59)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	8.790	Quarterly	06/10/2030		2,624,000	0	(39)	(39)	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.350	Quarterly	06/18/2030		7,843,600	6	141	147	1	0
Receive	3-Month COP-IBR Compounded-OIS	8.800	Quarterly	06/18/2030		9,290,000	1	134	135	1	0
Pay	3-Month COP-IBR Compounded-OIS	8.598	Quarterly	09/17/2030		1,720,000	0	(29)	(29)	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.630	Quarterly	09/17/2030		3,765,300	0	(62)	(62)	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.650	Quarterly	09/17/2030		3,133,000	0	51	51	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.710	Quarterly	09/17/2030		12,062,100	0	(189)	(189)	0	(1)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2026 (Unaudited)

Pay	3-Month COP-IBR Compounded-OIS	8.755	Quarterly	09/17/2030	2,508,000	0	(38)	(38)	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.715	Quarterly	09/18/2030	6,926,100	0	176	176	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.020	Quarterly	12/04/2030	4,283,300	0	99	99	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.980	Quarterly	12/17/2030	22,575,700	0	295	295	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.300	Quarterly	12/17/2030	4,033,000	0	(39)	(39)	0	0
Receive	3-Month COP-IBR Compounded-OIS	4.040	Quarterly	01/13/2031	1,806,700	0	123	123	0	0
Receive	3-Month COP-IBR Compounded-OIS	10.750	Quarterly	03/18/2031	1,648,600	0	(10)	(10)	0	0
Receive	3-Month COP-IBR Compounded-OIS	10.776	Quarterly	03/18/2031	8,905,200	0	(55)	(55)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	7.705	Quarterly	03/26/2031	9,224,540	0	247	247	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	9.410	Quarterly	03/26/2031	5,352,000	0	45	45	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	10.700	Quarterly	06/17/2031	354,900	0	2	2	0	0
Pay	3-Month COP-IBR Compounded-OIS	10.710	Quarterly	06/17/2031	345,700	0	2	2	0	0
Pay	3-Month COP-IBR Compounded-OIS	10.730	Quarterly	06/17/2031	353,400	0	2	2	0	0
Pay	3-Month COP-IBR Compounded-OIS	10.740	Quarterly	06/17/2031	384,100	0	2	2	0	0
Pay	3-Month COP-IBR Compounded-OIS	10.745	Quarterly	06/17/2031	706,700	0	5	5	0	0
Pay	3-Month COP-IBR Compounded-OIS	10.770	Quarterly	06/17/2031	706,700	0	5	5	0	0
Pay	3-Month COP-IBR Compounded-OIS	11.500	Quarterly	06/17/2031	5,137,700	(16)	93	77	1	0
Receive	3-Month COP-IBR Compounded-OIS	11.700	Quarterly	06/17/2031	1,479,000	0	(25)	(25)	0	0
Receive	3-Month COP-IBR Compounded-OIS	11.720	Quarterly	06/17/2031	1,402,000	0	(24)	(24)	0	0
Receive	3-Month COP-IBR Compounded-OIS	11.730	Quarterly	06/17/2031	1,431,000	0	(25)	(25)	0	0
Receive	3-Month COP-IBR Compounded-OIS	11.870	Quarterly	06/17/2031	2,166,000	0	(41)	(41)	0	0
Receive	3-Month COP-IBR Compounded-OIS	11.885	Quarterly	06/17/2031	4,352,000	0	(84)	(84)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	11.910	Quarterly	06/17/2031	2,166,000	0	(42)	(42)	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.540	Quarterly	08/09/2031	8,000,000	0	246	246	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	7.580	Quarterly	08/09/2031	8,020,000	0	243	243	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	7.650	Quarterly	08/12/2031	1,950,700	0	58	58	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.520	Quarterly	08/13/2031	2,414,800	0	75	75	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.690	Quarterly	12/26/2031	4,861,000	0	(82)	(82)	1	0
Pay	3-Month COP-IBR Compounded-OIS	9.045	Quarterly	12/30/2031	1,787,200	0	(23)	(23)	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.800	Quarterly	06/30/2032	806,250	0	23	23	0	0
Pay	3-Month COP-IBR Compounded-OIS	10.840	Quarterly	02/09/2033	3,281,000	0	37	37	1	0
Receive	3-Month COP-IBR Compounded-OIS	9.407	Quarterly	03/21/2033	3,613,140	0	31	31	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	11.925	Quarterly	06/17/2033	5,133,000	0	(141)	(141)	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	11.930	Quarterly	06/17/2033	2,871,000	0	(79)	(79)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	7.990	Quarterly	11/25/2034	6,032,900	16	181	197	0	(3)
Pay	3-Month COP-IBR Compounded-OIS	9.655	Quarterly	01/24/2035	2,688,000	0	(15)	(15)	2	0
Pay	3-Month COP-IBR Compounded-OIS	9.820	Quarterly	01/24/2035	6,290,800	0	(18)	(18)	4	0
Pay	3-Month COP-IBR Compounded-OIS	10.725	Quarterly	01/24/2035	12,359,200	0	152	152	7	0
Receive	3-Month COP-IBR Compounded-OIS	10.720	Quarterly	03/18/2035	8,499,700	0	(105)	(105)	0	(5)
Receive	3-Month COP-IBR Compounded-OIS	9.525	Quarterly	06/18/2035	3,410,000	1	25	26	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	9.329	Quarterly	12/17/2035	30,024,400	0	337	337	0	(19)
Pay	3-Month COP-IBR Compounded-OIS	10.720	Quarterly	06/05/2036	3,478,800	0	47	47	2	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2026 (Unaudited)

Pay	3-Month COP-IBR Compounded-OIS	10.755	Quarterly	06/05/2036		3,449,900	0	49	49	2	0
Pay	3-Month COP-IBR Compounded-OIS	10.720	Quarterly	06/09/2036		7,895,000	0	106	106	5	0
Pay	3-Month COP-IBR Compounded-OIS	3.963	Annual	11/27/2030	CZK	15,800	0	11	11	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	4.335	Annual	06/16/2031		22,100	0	11	11	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	4.090	Annual	06/29/2031		44,500	0	(3)	(3)	0	(3)
Pay	3-Month COP-IBR Compounded-OIS	4.100	Annual	06/30/2031		25,000	0	(1)	(1)	0	(1)
Pay(1)	3-Month COP-IBR Compounded-OIS	4.668	Annual	06/16/2036		8,000	0	4	4	0	0
Pay(1)	3-Month COP-IBR Compounded-OIS	4.510	Annual	06/17/2036		35,100	0	10	10	0	0
Pay(1)	3-Month COP-IBR Compounded-OIS	4.335	Annual	07/01/2036		5,005	0	0	0	0	0
Pay(1)	3-Month COP-IBR Compounded-OIS	4.375	Annual	07/01/2036		5,005	0	0	0	0	0
Pay	3-Month KRW-KORIBOR	3.750	Quarterly	09/16/2028	KRW	68,894,800	(211)	138	(73)	20	0
Receive(1)	3-Month KRW-KORIBOR	3.500	Quarterly	09/16/2036		16,298,900	496	(93)	403	0	(54)
Pay	3-Month PLN-WIBOR	4.680	Annual	04/25/2029	PLN	17,800	0	107	107	7	0
Receive	3-Month PLN-WIBOR	5.000	Annual	04/25/2029		1,800	0	(15)	(15)	0	(1)
Receive	3-Month PLN-WIBOR	4.820	Annual	07/25/2029		11,800	0	(174)	(174)	0	(5)
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029		3,800	0	(60)	(60)	0	(2)
Receive	3-Month PLN-WIBOR	5.010	Annual	07/25/2029		1,700	0	(28)	(28)	0	(1)
Receive	3-Month PLN-WIBOR	4.794	Annual	10/25/2029		11,800	0	(167)	(167)	0	(6)
Pay	3-Month PLN-WIBOR	4.855	Annual	02/10/2030		13,900	13	120	133	7	0
Receive	3-Month PLN-WIBOR	4.015	Annual	04/17/2030		4,000	0	(4)	(4)	0	(2)
Receive	3-Month PLN-WIBOR	4.019	Annual	04/18/2030		3,900	0	(4)	(4)	0	(2)
Receive	3-Month PLN-WIBOR	4.048	Annual	04/18/2030		2,000	0	(3)	(3)	0	(1)
Receive	3-Month PLN-WIBOR	4.049	Annual	04/18/2030		2,800	0	(4)	(4)	0	(1)
Receive	3-Month PLN-WIBOR	4.065	Annual	04/18/2030		1,900	0	(3)	(3)	0	(1)
Receive	3-Month PLN-WIBOR	3.962	Annual	05/06/2030		23,100	65	(77)	(12)	0	(11)
Receive	3-Month PLN-WIBOR	4.195	Annual	09/29/2030		2,200	0	(19)	(19)	0	(1)
Receive	3-Month PLN-WIBOR	4.065	Annual	11/24/2030		7,550	(18)	(33)	(51)	0	(4)
Receive	3-Month PLN-WIBOR	5.060	Annual	04/25/2032		13,870	(193)	(14)	(207)	0	(10)
Pay	3-Month PLN-WIBOR	5.055	Annual	10/25/2033		3,100	0	72	72	3	0
Receive	3-Month PLN-WIBOR	4.393	Annual	10/16/2035		7,830	1	(77)	(76)	0	(8)
Pay	3-Month PLN-WIBOR	4.356	Annual	10/17/2035		1,920	0	17	17	2	0
Pay	3-Month PLN-WIBOR	4.353	Annual	10/23/2035		1,000	0	9	9	1	0
Receive	3-Month PLN-WIBOR	4.434	Annual	11/03/2035		1,300	0	(14)	(14)	0	(1)
Pay	3-Month PLN-WIBOR	4.355	Annual	11/04/2035		1,600	0	14	14	2	0
Receive	3-Month PLN-WIBOR	4.430	Annual	11/10/2035		2,000	0	(21)	(21)	0	(2)
Pay	3-Month PLN-WIBOR	4.370	Annual	11/25/2035		400	0	4	4	0	0
Pay	3-Month PLN-WIBOR	4.303	Annual	11/26/2035		1,200	0	9	9	1	0
Receive	3-Month PLN-WIBOR	4.475	Annual	11/26/2035		4,200	(16)	(31)	(47)	0	(4)
Pay	3-Month PLN-WIBOR	4.235	Annual	11/27/2035		700	0	4	4	1	0
Receive(1)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035		15,270	0	(28)	(28)	0	(7)
Receive(1)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		2,900	0	(4)	(4)	0	(1)
Receive	3-Month PLN-WIBOR	4.340	Annual	12/12/2035		3,500	0	(28)	(28)	0	(3)
Pay	3-Month PLN-WIBOR	4.285	Annual	12/19/2035		400	0	3	3	0	0
Receive	3-Month PLN-WIBOR	4.445	Annual	12/22/2035		850	(3)	(6)	(9)	0	(1)
Receive(1)	3-Month PLN-WIBOR	4.730	Annual	12/31/2035		3,400	0	(6)	(6)	0	(2)
Receive	3-Month PLN-WIBOR	4.207	Annual	01/30/2036		6,400	105	(104)	1	0	(6)
Receive	3-Month PLN-WIBOR	4.385	Annual	02/06/2036		1,500	(4)	(2)	(6)	0	(1)
Pay	3-Month PLN-WIBOR	4.091	Annual	02/23/2036		1,900	0	(5)	(5)	2	0
Receive	3-Month PLN-WIBOR	4.450	Annual	02/24/2036		1,500	(4)	(4)	(8)	0	(1)
Receive	3-Month PLN-WIBOR	4.275	Annual	03/02/2036		1,400	(4)	2	(2)	0	(1)
Pay	3-Month PLN-WIBOR	4.161	Annual	03/03/2036		25,400	(275)	244	(31)	23	0
Receive	3-Month PLN-WIBOR	4.348	Annual	03/05/2036		1,300	0	(4)	(4)	0	(1)
Receive	3-Month PLN-WIBOR	4.370	Annual	03/05/2036		1,300	0	(4)	(4)	0	(1)
Receive	3-Month PLN-WIBOR	4.349	Annual	03/06/2036		1,100	0	(3)	(3)	0	(1)
Receive	3-Month PLN-WIBOR	4.463	Annual	03/09/2036		900	0	(5)	(5)	0	(1)
Receive	3-Month PLN-WIBOR	4.574	Annual	03/10/2036		1,800	0	(14)	(14)	0	(2)
Receive	3-Month PLN-WIBOR	4.685	Annual	03/10/2036		1,000	0	(10)	(10)	0	(1)
Receive	3-Month PLN-WIBOR	4.860	Annual	03/11/2036		800	0	(11)	(11)	0	(1)
Pay(1)	3-Month PLN-WIBOR	5.200	Annual	03/23/2036		600	0	4	4	0	0
Pay	3-Month PLN-WIBOR	4.845	Annual	04/02/2036		1,900	0	25	25	2	0
Pay(1)	3-Month PLN-WIBOR	5.230	Annual	04/02/2036		900	0	6	6	0	0
Pay	3-Month PLN-WIBOR	4.480	Annual	04/13/2036		1,800	0	9	9	2	0
Pay	3-Month PLN-WIBOR	4.230	Annual	04/15/2036		1,200	(3)	3	0	1	0
Receive	3-Month PLN-WIBOR	4.520	Annual	04/20/2036		500	3	(6)	(3)	0	0
Receive	3-Month PLN-WIBOR	4.665	Annual	04/27/2036		3,600	0	(33)	(33)	0	(3)
Receive	3-Month PLN-WIBOR	4.650	Annual	04/28/2036		31,500	2	(279)	(277)	0	(29)
Receive	3-Month PLN-WIBOR	4.200	Annual	05/13/2036		1,260	0	1	1	0	(1)
Pay	3-Month PLN-WIBOR	4.400	Annual	05/13/2036		2,700	(3)	12	9	2	0
Receive	3-Month PLN-WIBOR	4.125	Annual	05/20/2036		1,200	0	3	3	0	(1)
Pay	3-Month PLN-WIBOR	4.135	Annual	05/20/2036		1,100	(3)	0	(3)	1	0
Pay	3-Month PLN-WIBOR	4.325	Annual	05/20/2036		2,700	(3)	7	4	2	0
Receive	3-Month PLN-WIBOR	4.180	Annual	05/22/2036		1,300	0	2	2	0	(1)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2026 (Unaudited)

Pay	3-Month PLN-WIBOR	4.380	Annual	05/22/2036		2,800	0	8	8	2	0
Receive(1)	3-Month PLN-WIBOR	4.960	Annual	06/16/2036		1,400	0	(4)	(4)	0	0
Receive(1)	3-Month PLN-WIBOR	4.800	Annual	06/17/2036		6,100	0	(10)	(10)	0	(2)
Receive(1)	3-Month PLN-WIBOR	4.625	Annual	07/01/2036		900	0	0	0	0	0
Receive(1)	3-Month PLN-WIBOR	4.665	Annual	07/01/2036		900	0	0	0	0	0
Receive	3-Month SEK-STIBOR	2.021	Annual	10/07/2029	SEK	57,400	(2)	10	8	2	0
Pay	3-Month SEK-STIBOR	2.298	Annual	10/07/2029		57,100	0	55	55	0	(2)
Receive	3-Month ZAR-JIBAR	6.067	Quarterly	12/21/2026	ZAR	13,320	11	(7)	4	0	0
Pay	3-Month ZAR-JIBAR	8.195	Quarterly	12/21/2026		207,300	148	(83)	65	0	(2)
Receive	3-Month ZAR-JIBAR	8.210	Quarterly	12/21/2026		25,000	(18)	10	(8)	0	0
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	04/22/2027		33,300	0	(1)	(1)	1	0
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	10/17/2027		73,400	18	63	81	0	(5)
Receive(1)	3-Month ZAR-JIBAR	7.770	Quarterly	11/19/2027		3,100	0	(1)	(1)	0	0
Receive(1)	3-Month ZAR-JIBAR	7.780	Quarterly	11/20/2027		2,500	0	(1)	(1)	0	0
Receive	3-Month ZAR-JIBAR	6.745	Quarterly	03/06/2028		71,600	0	40	40	7	0
Receive	3-Month ZAR-JIBAR	6.780	Quarterly	03/06/2028		42,700	0	23	23	4	0
Receive	3-Month ZAR-JIBAR	6.770	Quarterly	03/10/2028		403,000	200	18	218	37	0
Pay	3-Month ZAR-JIBAR	9.290	Quarterly	05/26/2028		20,900	38	10	48	0	(2)
Receive	3-Month ZAR-JIBAR	7.700	Quarterly	06/08/2028		62,200	(31)	3	(28)	6	0
Receive	3-Month ZAR-JIBAR	8.440	Quarterly	11/02/2028		40,300	(47)	(20)	(67)	5	0
Pay	3-Month ZAR-JIBAR	7.685	Quarterly	01/31/2030		65,700	0	54	54	0	(12)
Receive	3-Month ZAR-JIBAR	8.355	Quarterly	01/31/2030		53,200	(66)	(50)	(116)	10	0
Receive	3-Month ZAR-JIBAR	8.700	Quarterly	01/31/2030		28,200	0	(81)	(81)	5	0
Receive	3-Month ZAR-JIBAR	8.735	Quarterly	01/31/2030		9,900	0	(29)	(29)	2	0
Pay	3-Month ZAR-JIBAR	7.730	Quarterly	03/12/2030		82,400	(10)	80	70	0	(15)
Receive	3-Month ZAR-JIBAR	7.775	Quarterly	03/18/2030		65,000	0	(60)	(60)	12	0
Receive	3-Month ZAR-JIBAR	7.810	Quarterly	03/27/2030		26,400	(5)	(21)	(26)	5	0
Receive	3-Month ZAR-JIBAR	7.570	Quarterly	05/27/2030		226,900	(47)	(83)	(130)	45	0
Receive	3-Month ZAR-JIBAR	7.700	Quarterly	06/18/2030		143,960	(43)	(72)	(115)	29	0
Pay	3-Month ZAR-JIBAR	7.860	Quarterly	06/18/2030		65,000	0	74	74	0	(13)
Receive	3-Month ZAR-JIBAR	7.650	Quarterly	06/20/2030		36,274	(10)	(15)	(25)	7	0
Pay	3-Month ZAR-JIBAR	7.810	Quarterly	06/20/2030		27,616	0	28	28	0	(6)
Receive	3-Month ZAR-JIBAR	7.270	Quarterly	08/26/2030		80,000	(19)	26	7	17	0
Pay	3-Month ZAR-JIBAR	7.370	Quarterly	08/26/2030		36,000	0	5	5	0	(8)
Pay	3-Month ZAR-JIBAR	7.310	Quarterly	09/02/2030		28,400	30	(31)	(1)	0	(6)
Receive	3-Month ZAR-JIBAR	7.040	Quarterly	09/22/2030		79,574	0	52	52	17	0
Receive	3-Month ZAR-JIBAR	7.560	Quarterly	09/22/2030		15,620	(20)	12	(8)	3	0
Receive	3-Month ZAR-JIBAR	7.310	Quarterly	10/02/2030		7,400	(2)	2	0	2	0
Pay	3-Month ZAR-JIBAR	7.410	Quarterly	10/02/2030		5,170	0	1	1	0	(1)
Pay	3-Month ZAR-JIBAR	6.860	Quarterly	10/15/2030		9,500	0	(10)	(10)	0	(2)
Pay	3-Month ZAR-JIBAR	6.770	Quarterly	11/12/2030		4,300	0	(6)	(6)	0	(1)
Receive	3-Month ZAR-JIBAR	6.815	Quarterly	12/08/2030		9,500	0	12	12	2	0
Receive	3-Month ZAR-JIBAR	7.035	Quarterly	12/10/2030		92,200	(37)	103	66	20	0
Receive	3-Month ZAR-JIBAR	7.080	Quarterly	12/31/2030		6,950	(3)	7	4	2	0
Pay	3-Month ZAR-JIBAR	6.522	Quarterly	01/29/2031		3,100	0	(6)	(6)	0	(1)
Receive	3-Month ZAR-JIBAR	6.885	Quarterly	02/04/2031		13,700	(5)	20	15	3	0
Receive	3-Month ZAR-JIBAR	6.715	Quarterly	02/26/2031		13,100	(5)	25	20	3	0
Receive	3-Month ZAR-JIBAR	6.920	Quarterly	03/06/2031		24,900	0	27	27	6	0
Receive	3-Month ZAR-JIBAR	7.360	Quarterly	03/09/2031		111,300	116	(117)	(1)	26	0
Pay	3-Month ZAR-JIBAR	6.640	Quarterly	04/02/2031		11,800	(4)	(17)	(21)	0	(3)
Pay	3-Month ZAR-JIBAR	7.520	Quarterly	04/02/2031		26,500	0	13	13	0	(6)
Pay	3-Month ZAR-JIBAR	6.673	Quarterly	04/14/2031		10,600	(3)	(15)	(18)	0	(2)
Pay	3-Month ZAR-JIBAR	6.610	Quarterly	04/28/2031		11,100	(3)	(18)	(21)	0	(3)
Pay	3-Month ZAR-JIBAR	6.510	Quarterly	05/26/2031		46,100	(81)	(19)	(100)	0	(11)
Receive	3-Month ZAR-JIBAR	7.800	Quarterly	06/08/2031		75,800	(107)	24	(83)	18	0
Receive	3-Month ZAR-JIBAR	7.710	Quarterly	08/13/2033		70,300	0	(44)	(44)	20	0
Receive	3-Month ZAR-JIBAR	9.330	Quarterly	02/09/2034		51,400	(152)	(176)	(328)	16	0
Pay	3-Month ZAR-JIBAR	8.872	Quarterly	07/24/2034		28,300	22	115	137	0	(9)
Pay	3-Month ZAR-JIBAR	7.370	Quarterly	01/27/2036		6,300	0	(9)	(9)	0	(2)
Pay	3-Month ZAR-JIBAR	7.091	Quarterly	02/17/2036		24,300	(101)	35	(66)	0	(8)
Pay	3-Month ZAR-JIBAR	8.150	Quarterly	04/01/2036		45,300	0	84	84	0	(17)
Pay	3-Month ZAR-JIBAR	8.080	Quarterly	04/24/2036		109,000	81	83	164	0	(40)
Pay	3-Month ZAR-JIBAR	7.950	Quarterly	05/07/2036		3,400	0	3	3	0	(1)
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	03/20/2028	CLP	3,048,850	0	64	64	0	(1)
Receive	6-Month CLP-CHILIBOR	4.335	Semi-Annual	10/01/2028		870,100	0	3	3	0	(1)
Receive	6-Month CLP-CHILIBOR	4.490	Semi-Annual	10/01/2028		506,000	0	0	0	0	0
Pay	6-Month CLP-CHILIBOR	4.540	Semi-Annual	10/01/2028		708,500	0	2	2	1	0
Pay	6-Month CLP-CHILIBOR	4.940	Semi-Annual	10/01/2028		165,000	0	2	2	0	0
Pay	6-Month CLP-CHILIBOR	5.290	Semi-Annual	10/01/2028		659,600	0	14	14	1	0
Receive	6-Month CLP-CHILIBOR	5.920	Semi-Annual	10/02/2028		784,000	0	(30)	(30)	0	(1)
Receive	6-Month CLP-CHILIBOR	6.000	Semi-Annual	10/02/2028		1,542,000	(1)	(61)	(62)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.780	Semi-Annual	10/03/2028		469,000	0	(16)	(16)	0	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2026 (Unaudited)

Pay	6-Month CLP-CHILIBOR	5.500	Semi-Annual	11/13/2028	2,040,800	49	6	55	2	0
Receive	6-Month CLP-CHILIBOR	5.260	Semi-Annual	11/17/2028	391,900	0	(8)	(8)	0	0
Receive	6-Month CLP-CHILIBOR	4.695	Semi-Annual	02/14/2029	1,113,400	0	(7)	(7)	0	(1)
Receive	6-Month CLP-CHILIBOR	4.675	Semi-Annual	03/18/2029	9,734,000	0	(52)	(52)	0	(8)
Pay	6-Month CLP-CHILIBOR	6.370	Semi-Annual	06/29/2029	323,000	0	22	22	0	0
Pay	6-Month CLP-CHILIBOR	5.000	Semi-Annual	07/19/2029	5,091,600	0	85	85	4	0
Pay	6-Month CLP-CHILIBOR	5.050	Semi-Annual	07/19/2029	1,338,400	1	24	25	1	0
Receive	6-Month CLP-CHILIBOR	4.390	Semi-Annual	10/01/2029	451,200	0	3	3	0	0
Receive	6-Month CLP-CHILIBOR	4.590	Semi-Annual	10/01/2029	1,135,000	0	(1)	(1)	0	(1)
Receive	6-Month CLP-CHILIBOR	4.555	Semi-Annual	10/08/2029	630,000	0	0	0	0	0
Receive	6-Month CLP-CHILIBOR	4.730	Semi-Annual	10/16/2029	1,380,800	0	(8)	(8)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.280	Semi-Annual	02/28/2030	3,912,400	(19)	(89)	(108)	0	(2)
Receive	6-Month CLP-CHILIBOR	4.750	Semi-Annual	04/10/2030	2,650,200	0	(14)	(14)	0	(1)
Pay	6-Month CLP-CHILIBOR	4.690	Semi-Annual	06/18/2030	879,600	0	2	2	0	0
Receive	6-Month CLP-CHILIBOR	4.715	Semi-Annual	06/18/2030	1,070,200	0	(3)	(3)	0	0
Receive	6-Month CLP-CHILIBOR	4.676	Semi-Annual	09/01/2030	101,000	0	0	0	0	0
Receive	6-Month CLP-CHILIBOR	5.350	Semi-Annual	09/01/2030	801,600	0	(26)	(26)	0	0
Receive	6-Month CLP-CHILIBOR	5.690	Semi-Annual	09/01/2030	58,400	0	(3)	(3)	0	0
Receive	6-Month CLP-CHILIBOR	5.060	Semi-Annual	03/18/2031	531,000	0	(10)	(10)	0	0
Receive	6-Month CLP-CHILIBOR	4.805	Semi-Annual	06/17/2031	991,400	0	(4)	(4)	0	0
Pay	6-Month CLP-CHILIBOR	4.900	Semi-Annual	06/17/2031	2,634,700	0	23	23	0	0
Receive	6-Month CLP-CHILIBOR	5.150	Semi-Annual	06/17/2031	3,278,400	2	(70)	(68)	0	0
Pay	6-Month CLP-CHILIBOR	5.190	Semi-Annual	06/17/2031	254,000	0	6	6	0	0
Pay	6-Month CLP-CHILIBOR	5.250	Semi-Annual	06/17/2031	87,000	0	2	2	0	0
Receive	6-Month CLP-CHILIBOR	5.306	Semi-Annual	06/17/2031	1,877,000	0	(54)	(54)	0	0
Pay	6-Month CLP-CHILIBOR	5.070	Semi-Annual	06/24/2031	3,104,700	0	53	53	0	0
Pay	6-Month CLP-CHILIBOR	4.970	Semi-Annual	06/18/2032	805,000	0	8	8	0	0
Receive	6-Month CLP-CHILIBOR	6.146	Semi-Annual	10/30/2032	3,056,500	0	(253)	(253)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.030	Semi-Annual	03/20/2033	3,796,610	0	(48)	(48)	0	(2)
Receive	6-Month CLP-CHILIBOR	5.400	Semi-Annual	04/01/2033	601,500	0	(22)	(22)	0	(1)
Receive(1)	6-Month CLP-CHILIBOR	5.250	Annual	05/13/2033	627,300	0	1	1	0	(1)
Receive	6-Month CLP-CHILIBOR	5.855	Semi-Annual	10/05/2033	1,103,000	0	(75)	(75)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.790	Semi-Annual	10/06/2033	447,000	0	(28)	(28)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.870	Semi-Annual	10/11/2033	395,800	0	(27)	(27)	0	0
Receive	6-Month CLP-CHILIBOR	5.940	Semi-Annual	10/20/2033	189,900	0	(14)	(14)	0	0
Receive	6-Month CLP-CHILIBOR	5.990	Semi-Annual	10/20/2033	1,831,830	0	(142)	(142)	0	(2)
Receive	6-Month CLP-CHILIBOR	6.235	Semi-Annual	10/26/2033	878,100	0	(83)	(83)	0	(1)
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	11/16/2033	435,200	0	15	15	1	0
Pay	6-Month CLP-CHILIBOR	5.230	Semi-Annual	11/17/2033	221,600	0	5	5	0	0
Pay	6-Month CLP-CHILIBOR	4.920	Semi-Annual	02/13/2034	365,400	(1)	1	0	0	0
Pay	6-Month CLP-CHILIBOR	5.030	Semi-Annual	02/23/2034	1,946,800	(18)	35	17	2	0
Pay	6-Month CLP-CHILIBOR	5.313	Semi-Annual	04/25/2034	954,600	0	27	27	1	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2026 (Unaudited)

Pay	6-Month CLP-CHILIBOR	5.360	Semi-Annual	04/26/2034		493,900	0	16	16	1	0
Pay(1)	6-Month CLP-CHILIBOR	5.750	Annual	05/13/2034		642,200	0	0	0	0	0
Receive	6-Month CLP-CHILIBOR	5.450	Semi-Annual	06/28/2034		2,020,000	0	(83)	(83)	0	(2)
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	07/03/2034		893,400	0	33	33	1	0
Pay	6-Month CLP-CHILIBOR	5.440	Semi-Annual	02/28/2035		1,786,000	0	66	66	3	0
Pay	6-Month CLP-CHILIBOR	5.120	Semi-Annual	06/18/2035		400,700	0	3	3	1	0
Pay	6-Month CLP-CHILIBOR	5.215	Semi-Annual	03/18/2036		3,412,000	0	42	42	2	0
Receive	6-Month CLP-CHILIBOR	11.111	Quarterly	03/18/2031	COP	31,506,200	158	(466)	(308)	0	(3)
Pay(1)	6-Month CZK-PRIBOR	4.560	Annual	11/23/2027	CZK	7,400	0	1	1	0	0
Receive	6-Month CZK-PRIBOR	4.611	Annual	06/06/2028		30,160	(25)	10	(15)	1	0
Pay	6-Month CZK-PRIBOR	4.388	Annual	11/15/2028		220,000	300	8	308	0	(9)
Receive	6-Month CZK-PRIBOR	4.070	Annual	11/23/2028		36,900	0	(36)	(36)	1	0
Pay	6-Month CZK-PRIBOR	3.765	Annual	01/09/2029		36,800	10	(22)	(12)	0	(1)
Pay	6-Month CZK-PRIBOR	3.645	Annual	02/01/2029		105,100	0	(50)	(50)	0	(5)
Receive	6-Month CZK-PRIBOR	3.534	Annual	03/21/2029		50,300	0	34	34	3	0
Pay	6-Month CZK-PRIBOR	3.850	Annual	05/10/2029		5,800	0	(2)	(2)	0	0
Receive	6-Month CZK-PRIBOR	4.130	Annual	06/03/2029		20,700	0	(2)	(2)	1	0
Receive	6-Month CZK-PRIBOR	3.605	Annual	07/12/2029		86,800	0	(19)	(19)	4	0
Receive	6-Month CZK-PRIBOR	3.480	Annual	07/15/2029		112,400	9	(9)	0	6	0
Pay	6-Month CZK-PRIBOR	3.580	Annual	10/25/2029		204,900	110	(88)	22	0	(13)
Receive	6-Month CZK-PRIBOR	3.130	Annual	04/09/2030		95,500	27	130	157	7	0
Receive	6-Month CZK-PRIBOR	3.290	Annual	04/30/2030		16,300	0	22	22	1	0
Receive	6-Month CZK-PRIBOR	3.258	Annual	05/05/2030		19,800	0	28	28	1	0
Receive	6-Month CZK-PRIBOR	3.325	Annual	05/06/2030		55,900	0	73	73	4	0
Receive	6-Month CZK-PRIBOR	3.410	Annual	05/14/2030		44,400	0	52	52	3	0
Receive	6-Month CZK-PRIBOR	3.485	Annual	05/16/2030		3,200	0	3	3	0	0
Pay	6-Month CZK-PRIBOR	3.363	Annual	05/29/2030		30,700	0	(38)	(38)	0	(2)
Receive	6-Month CZK-PRIBOR	3.554	Annual	06/11/2030		90,300	10	75	85	6	0
Receive	6-Month CZK-PRIBOR	3.575	Annual	07/03/2030		215,200	158	(148)	10	13	0
Pay	6-Month CZK-PRIBOR	1.025	Annual	07/29/2030		3,200	(19)	1	(18)	0	0
Pay	6-Month CZK-PRIBOR	3.735	Annual	08/05/2030		3,300	0	1	1	0	0
Pay	6-Month CZK-PRIBOR	3.705	Annual	08/12/2030		3,910	0	1	1	0	0
Pay	6-Month CZK-PRIBOR	3.736	Annual	08/12/2030		111,000	0	32	32	0	(7)
Pay	6-Month CZK-PRIBOR	3.708	Annual	08/13/2030		78,700	0	18	18	0	(5)
Pay	6-Month CZK-PRIBOR	3.777	Annual	10/15/2030		11,670	0	4	4	0	(1)
Pay	6-Month CZK-PRIBOR	3.767	Annual	10/17/2030		29,100	0	9	9	0	(2)
Pay	6-Month CZK-PRIBOR	3.761	Annual	10/20/2030		24,600	0	7	7	0	(2)
Pay	6-Month CZK-PRIBOR	4.018	Annual	11/25/2030		10,600	0	9	9	0	(1)
Pay	6-Month CZK-PRIBOR	3.981	Annual	12/01/2030		8,500	0	6	6	0	(1)
Pay	6-Month CZK-PRIBOR	3.980	Annual	12/04/2030		17,550	(4)	17	13	0	(1)
Pay	6-Month CZK-PRIBOR	4.049	Annual	12/12/2030		590	0	1	1	0	0
Pay	6-Month CZK-PRIBOR	3.745	Annual	01/12/2031		20,310	0	(14)	(14)	0	(1)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2026 (Unaudited)

Pay	6-Month CZK-PRIBOR	3.670	Annual	02/09/2031		31,250	3	(29)	(26)	0	(2)
Receive	6-Month CZK-PRIBOR	3.920	Annual	02/09/2031		12,500	0	4	4	1	0
Pay	6-Month CZK-PRIBOR	3.720	Annual	02/12/2031		39,300	3	(32)	(29)	0	(2)
Receive	6-Month CZK-PRIBOR	3.970	Annual	02/12/2031		15,700	0	3	3	1	0
Receive	6-Month CZK-PRIBOR	3.845	Annual	03/05/2031		26,200	31	(19)	12	2	0
Receive	6-Month CZK-PRIBOR	3.773	Annual	04/10/2031		36,400	0	24	24	3	0
Pay	6-Month CZK-PRIBOR	3.950	Annual	04/10/2031		68,600	(8)	(12)	(20)	0	(3)
Receive	6-Month CZK-PRIBOR	4.250	Annual	04/27/2031		45,000	0	(16)	(16)	3	0
Pay(1)	6-Month CZK-PRIBOR	4.130	Annual	07/20/2031		11,700	0	0	0	0	(1)
Pay(1)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		85,400	0	33	33	1	0
Pay(1)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		16,000	0	5	5	0	0
Pay(1)	6-Month CZK-PRIBOR	4.530	Annual	12/31/2035		19,700	0	8	8	0	0
Pay	6-Month CZK-PRIBOR	3.850	Annual	03/03/2036		4,600	0	(6)	(6)	0	0
Receive	6-Month CZK-PRIBOR	4.395	Annual	03/10/2036		4,700	0	(4)	(4)	0	0
Receive	6-Month CZK-PRIBOR	4.505	Annual	03/16/2036		5,800	0	(7)	(7)	0	0
Receive(1)	6-Month CZK-PRIBOR	4.700	Annual	03/23/2036		3,200	0	(2)	(2)	0	0
Receive(1)	6-Month CZK-PRIBOR	4.720	Annual	04/02/2036		4,900	0	(3)	(3)	0	0
Pay	6-Month CZK-PRIBOR	3.930	Annual	05/22/2036		24,100	(34)	9	(25)	0	(1)
Receive(1)	6-Month EUR-EURIBOR	2.250	Annual	09/16/2028	EUR	100	1	0	1	0	0
Receive	6-Month EUR-EURIBOR	3.100	Annual	09/20/2030		2,300	(98)	12	(86)	2	0
Pay(1)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		1,550	(32)	12	(20)	0	(1)
Receive(1)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		2,010	82	(46)	36	3	0
Receive(1)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		560	9	1	10	1	0
Receive	6-Month HUF-BBR	8.740	Annual	04/28/2028	HUF	6,107,100	(942)	(298)	(1,240)	14	0
Pay	6-Month HUF-BBR	7.610	Annual	11/03/2028		327,880	0	97	97	0	(1)
Pay	6-Month HUF-BBR	7.330	Annual	11/06/2028		1,333,600	132	230	362	0	(6)
Pay	6-Month HUF-BBR	6.090	Annual	10/21/2029		828,800	(35)	201	166	0	(3)
Pay	6-Month HUF-BBR	6.363	Annual	01/31/2030		1,208,000	0	177	177	0	(5)
Pay	6-Month HUF-BBR	6.392	Annual	03/11/2030		635,800	0	99	99	0	(2)
Pay	6-Month HUF-BBR	6.650	Annual	03/13/2030		277,400	0	52	52	0	(1)
Receive	6-Month HUF-BBR	6.250	Annual	04/09/2030		360,200	3	(52)	(49)	1	0
Pay	6-Month HUF-BBR	5.890	Annual	05/09/2030		789,200	0	81	81	0	(3)
Pay	6-Month HUF-BBR	6.270	Annual	06/16/2030		719,900	1	111	112	0	(3)
Receive	6-Month HUF-BBR	6.210	Annual	06/26/2030		1,941,900	(3)	(291)	(294)	9	0
Receive	6-Month HUF-BBR	6.319	Annual	11/03/2030		841,200	0	(233)	(233)	3	0
Receive	6-Month HUF-BBR	6.350	Annual	11/14/2030		66,900	0	(19)	(19)	0	0
Receive	6-Month HUF-BBR	6.190	Annual	11/18/2030		585,140	17	(169)	(152)	2	0
Receive	6-Month HUF-BBR	6.435	Annual	11/21/2030		1,357,400	0	(403)	(403)	6	0
Receive	6-Month HUF-BBR	6.439	Annual	11/24/2030		411,800	0	(123)	(123)	2	0
Pay	6-Month HUF-BBR	6.110	Annual	12/30/2030		161,450	1	41	42	0	(1)
Pay	6-Month HUF-BBR	5.750	Annual	06/17/2031		20,000	1	2	3	0	0
Pay	6-Month HUF-BBR	2.680	Annual	06/29/2031		267,100	(155)	76	(79)	0	(1)
Pay	6-Month HUF-BBR	5.990	Annual	04/21/2032		60,900	0	11	11	0	0
Pay	6-Month HUF-BBR	5.735	Annual	04/22/2032		70,800	0	10	10	0	0
Pay	6-Month HUF-BBR	5.610	Annual	04/23/2032		16,400	0	2	2	0	0
Pay	6-Month HUF-BBR	5.690	Annual	04/24/2032		33,470	0	5	5	0	0
Pay	6-Month HUF-BBR	5.760	Annual	04/27/2032		65,480	0	10	10	0	0
Receive	6-Month HUF-BBR	7.840	Annual	02/07/2033		183,000	0	(104)	(104)	1	0
Pay	6-Month HUF-BBR	5.935	Annual	04/21/2033		139,450	0	29	29	0	(1)
Pay	6-Month HUF-BBR	6.570	Annual	05/16/2035		323,600	22	112	134	0	(3)
Receive	6-Month HUF-BBR	6.580	Annual	05/16/2035		86,700	0	(36)	(36)	1	0
Pay	6-Month HUF-BBR	6.070	Annual	04/15/2036		1,121,100	145	216	361	0	(8)
Receive	6-Month PLN-WIBOR	2.950	Annual	12/13/2026	PLN	27,100	0	(69)	(69)	0	0
Receive	6-Month PLN-WIBOR	4.075	Annual	03/07/2027		15,600	0	(10)	(10)	0	(1)
Pay	6-Month PLN-WIBOR	7.310	Annual	06/30/2027		4,500	20	19	39	0	0
Pay	6-Month PLN-WIBOR	5.430	Annual	03/16/2028		163,800	922	386	1,308	35	0
Receive	6-Month PLN-WIBOR	4.735	Annual	10/09/2028		6,200	0	(73)	(73)	0	(2)
Receive	6-Month PLN-WIBOR	4.560	Annual	11/06/2028		47,500	(7)	(484)	(491)	0	(16)
Pay	6-Month PLN-WIBOR	4.660	Annual	02/19/2029		5,100	0	31	31	2	0
Pay	6-Month PLN-WIBOR	4.923	Annual	03/22/2029		6,400	0	51	51	3	0
Pay	6-Month PLN-WIBOR	5.105	Annual	07/12/2029		17,200	0	301	301	8	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2026 (Unaudited)

Pay	6-Month PLN-WIBOR	4.865	Annual	07/18/2029		3,500	0	53	53	2	0
Pay	6-Month PLN-WIBOR	4.750	Annual	08/02/2029		3,100	0	43	43	1	0
Receive	6-Month PLN-WIBOR	4.259	Annual	08/08/2029		13,300	0	(122)	(122)	0	(6)
Receive	6-Month PLN-WIBOR	4.388	Annual	08/09/2029		13,600	0	(141)	(141)	0	(6)
Receive	6-Month PLN-WIBOR	4.415	Annual	08/12/2029		5,600	0	(60)	(60)	0	(2)
Receive	6-Month PLN-WIBOR	0.980	Annual	06/09/2030		5,400	0	154	154	0	(2)
Pay	6-Month PLN-WIBOR	0.925	Annual	10/16/2030		2,000	(81)	18	(63)	1	0
Receive	6-Month PLN-WIBOR	2.920	Annual	12/13/2031		37,400	791	(416)	375	0	(21)
Receive(1)	6-Month THB-THBFIX	1.250	Quarterly	09/16/2028	THB	309,900	23	(13)	10	2	0
Pay	28-Day MXN-TIIE	8.075	Lunar	03/17/2027	MXN	33,500	0	21	21	0	0
Pay	28-Day MXN-TIIE	6.880	Lunar	03/02/2028		121,200	0	(15)	(15)	0	(7)
Pay	28-Day MXN-TIIE	6.882	Lunar	03/02/2028		171,900	0	(21)	(21)	0	(10)
Receive	28-Day MXN-TIIE	7.550	Lunar	03/02/2028		107,500	0	(53)	(53)	6	0
Pay	28-Day MXN-TIIE	7.220	Lunar	06/14/2028		635,600	0	80	80	0	(45)
Pay	28-Day MXN-TIIE	9.295	Lunar	10/30/2028		13,800	7	25	32	0	(1)
Pay	28-Day MXN-TIIE	7.011	Lunar	03/01/2029		144,200	(52)	(8)	(60)	0	(16)
Pay	28-Day MXN-TIIE	7.760	Lunar	03/01/2029		118,700	0	76	76	0	(13)
Receive	28-Day MXN-TIIE	8.250	Lunar	03/01/2029		30,400	(23)	(18)	(41)	3	0
Pay	28-Day MXN-TIIE	9.065	Lunar	03/01/2029		2,900	0	7	7	0	0
Receive	28-Day MXN-TIIE	7.230	Lunar	03/14/2029		19,500	0	2	2	2	0
Receive	28-Day MXN-TIIE	8.220	Lunar	09/17/2029		50,000	0	(70)	(70)	11	0
Receive	28-Day MXN-TIIE	8.665	Lunar	12/11/2029		36,300	0	(80)	(80)	5	0
Pay	28-Day MXN-TIIE	8.800	Lunar	12/12/2029		42,200	26	75	101	0	(5)
Receive	28-Day MXN-TIIE	8.950	Lunar	12/17/2029		9,700	0	(26)	(26)	1	0
Receive	28-Day MXN-TIIE	9.180	Lunar	01/08/2030		83,000	(39)	(224)	(263)	13	0
Pay	28-Day MXN-TIIE	8.650	Lunar	01/31/2030		69,600	0	148	148	0	(11)
Receive	28-Day MXN-TIIE	8.267	Lunar	02/28/2030		90,400	0	(129)	(129)	15	0
Pay	28-Day MXN-TIIE	8.360	Lunar	03/13/2030		2,000	0	3	3	0	0
Receive	28-Day MXN-TIIE	8.595	Lunar	03/13/2030		74,700	0	(156)	(156)	12	0
Pay	28-Day MXN-TIIE	7.720	Lunar	04/01/2030		12,800	0	6	6	0	(2)
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030		47,800	2	22	24	0	(8)
Pay	28-Day MXN-TIIE	7.775	Lunar	04/01/2030		17,900	0	10	10	0	(3)
Pay	28-Day MXN-TIIE	7.790	Lunar	04/01/2030		7,700	0	4	4	0	(1)
Pay	28-Day MXN-TIIE	7.582	Lunar	04/02/2030		45,800	0	8	8	0	(8)
Pay	28-Day MXN-TIIE	7.748	Lunar	04/02/2030		9,800	0	5	5	0	(2)
Pay	28-Day MXN-TIIE	7.753	Lunar	04/16/2030		64,100	0	29	29	0	(11)
Receive	28-Day MXN-TIIE	7.758	Lunar	06/12/2030		66,400	(9)	(20)	(29)	12	0
Receive	28-Day MXN-TIIE	7.775	Lunar	06/12/2030		36,200	0	(17)	(17)	6	0
Receive	28-Day MXN-TIIE	7.790	Lunar	06/12/2030		90,300	0	(45)	(45)	16	0
Receive	28-Day MXN-TIIE	7.936	Lunar	06/12/2030		130,700	0	(103)	(103)	23	0
Pay	28-Day MXN-TIIE	7.500	Lunar	09/11/2030		51,600	0	(9)	(9)	0	(9)
Pay	28-Day MXN-TIIE	7.520	Lunar	09/11/2030		6,200	0	(1)	(1)	0	(1)
Receive	28-Day MXN-TIIE	7.610	Lunar	09/20/2030		48,200	(14)	10	(4)	9	0
Pay	28-Day MXN-TIIE	7.740	Lunar	09/20/2030		19,800	0	7	7	0	(4)
Receive	28-Day MXN-TIIE	7.375	Lunar	11/21/2030		17,200	7	1	8	3	0
Pay	28-Day MXN-TIIE	7.700	Lunar	12/24/2030		15,650	0	3	3	0	(3)
Pay	28-Day MXN-TIIE	7.555	Lunar	01/24/2031		15,000	0	(2)	(2)	0	(3)
Pay	28-Day MXN-TIIE	7.550	Lunar	01/29/2031		11,900	0	(2)	(2)	0	(2)
Pay	28-Day MXN-TIIE	7.550	Lunar	01/30/2031		13,800	0	(3)	(3)	0	(3)
Pay	28-Day MXN-TIIE	7.350	Lunar	01/31/2031		15,000	(5)	(5)	(10)	0	(3)
Pay	28-Day MXN-TIIE	7.495	Lunar	02/04/2031		9,900	0	(3)	(3)	0	(2)
Receive	28-Day MXN-TIIE	7.681	Lunar	03/05/2031		71,900	0	(9)	(9)	14	0
Receive	28-Day MXN-TIIE	7.545	Lunar	03/12/2031		6,300	0	1	1	1	0
Pay	28-Day MXN-TIIE	7.570	Lunar	03/12/2031		7,900	0	(1)	(1)	0	(2)
Receive	28-Day MXN-TIIE	7.771	Lunar	03/12/2031		21,700	0	(7)	(7)	4	0
Pay	28-Day MXN-TIIE	8.170	Lunar	03/26/2031		27,000	0	32	32	0	(6)
Pay	28-Day MXN-TIIE	7.600	Lunar	04/04/2031		12,600	(4)	3	(1)	0	(3)
Pay	28-Day MXN-TIIE	7.670	Lunar	04/04/2031		3,700	0	0	0	0	(1)
Pay	28-Day MXN-TIIE	7.685	Lunar	04/07/2031		22,000	0	2	2	0	(5)
Receive	28-Day MXN-TIIE	7.520	Lunar	04/16/2031		24,400	0	8	8	5	0
Receive	28-Day MXN-TIIE	7.620	Lunar	04/18/2031		11,900	0	1	1	2	0
Pay	28-Day MXN-TIIE	7.650	Lunar	04/18/2031		29,100	0	0	0	0	(6)
Receive	28-Day MXN-TIIE	7.660	Lunar	04/18/2031		26,100	0	0	0	5	0
Receive	28-Day MXN-TIIE	7.645	Lunar	04/24/2031		13,800	0	1	1	3	0
Pay	28-Day MXN-TIIE	7.820	Lunar	05/02/2031		20,600	(3)	11	8	0	(4)
Pay	28-Day MXN-TIIE	8.000	Lunar	06/11/2031		3,500	(2)	5	3	0	(1)
Pay	28-Day MXN-TIIE	8.255	Lunar	06/11/2031		8,500	0	12	12	0	(2)
Pay	28-Day MXN-TIIE	8.340	Lunar	06/11/2031		12,400	0	20	20	0	(3)
Pay	28-Day MXN-TIIE	8.290	Lunar	02/27/2032		10,600	0	15	15	0	(3)
Pay	28-Day MXN-TIIE	8.545	Lunar	11/23/2034		12,700	0	24	24	0	(5)
Receive	28-Day MXN-TIIE	8.873	Lunar	11/23/2034		13,400	0	(41)	(41)	5	0
Receive	28-Day MXN-TIIE	9.131	Lunar	12/11/2034		18,000	0	(73)	(73)	7	0
Pay	28-Day MXN-TIIE	9.370	Lunar	12/21/2034		22,500	0	109	109	0	(9)
Receive	28-Day MXN-TIIE	8.550	Lunar	02/22/2035		28,800	0	(54)	(54)	11	0
Receive	28-Day MXN-TIIE	8.640	Lunar	03/07/2035		38,400	0	(86)	(86)	15	0
Receive	28-Day MXN-TIIE	8.655	Lunar	03/07/2035		30,500	0	(70)	(70)	12	0
Receive	28-Day MXN-TIIE	8.740	Lunar	03/07/2035		90,800	0	(237)	(237)	35	0
Pay	28-Day MXN-TIIE	8.365	Lunar	03/28/2035		79,500	0	99	99	0	(30)
Receive	28-Day MXN-TIIE	8.285	Lunar	06/06/2035		21,600	0	(19)	(19)	8	0
Receive	28-Day MXN-TIIE	8.215	Lunar	06/04/2036		205,100	37	(117)	(80)	84	0
Receive	28-Day MXN-TIIE	8.318	Lunar	06/04/2036		34,600	0	(28)	(28)	14	0
Pay	28-Day MXN-TIIE	8.500	Lunar	06/04/2036		4,900	0	7	7	0	(2)
Receive	CAONREPO	2.500	Semi-Annual	06/17/2028	CAD	53,000	226	(128)	98	6	0
Pay	CAONREPO	3.250	Semi-Annual	06/17/2036		12,000	(14)	108	94	0	(4)

Total Swap Agreements							$1,759	$(3,346)	$(1,587)	$1,844	$(1,594)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2026 (Unaudited)

Cash of $7,221 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)	This instrument has a forward starting effective date.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	07/2026	AUD	7	$	5	$0	$0
	07/2026		$304	AUD	427	0	(8)
	08/2026		5		7	0	0
	08/2026		110	SGD	143	0	0
BOA	07/2026	BRL	3,495	$	673	0	(4)
	07/2026	COP	1,830		1	0	0
	07/2026	DOP	247,267		4,203	29	0
	07/2026	EUR	3,944	RSD	467,875	45	0
	07/2026	JPY	705	$	4	0	0
	07/2026	MYR	20,952		5,151	22	0
	07/2026	PEN	5,447		1,620	27	0
	07/2026	PHP	163,280		2,639	0	(22)
	07/2026	SGD	321		248	0	0
	07/2026		$675	BRL	3,495	2	0
	07/2026		2,027	CNH	13,705	0	(9)
	07/2026		2,961	KRW	4,508,649	0	(46)
	07/2026		7,942	MYR	32,432	18	(22)
	07/2026		675	NOK	6,247	0	(44)
	07/2026		5,062	PEN	17,445	38	0
	07/2026		27	SGD	34	0	0
	08/2026	DOP	24,715	$	417	6	0
	08/2026	HKD	3,100		396	0	0
	08/2026		$673	BRL	3,522	4	0
	08/2026		431	ILS	1,282	0	0
	08/2026		248	SGD	321	0	0
	08/2026		1,301	ZAR	23,525	129	0
	08/2026	ZAR	15,714	$	888	0	(69)
	09/2026	COP	11,154,623		2,911	0	(294)
	09/2026	MXN	37,470		2,150	21	0
	09/2026	THB	49		1	0	0
	09/2026		$641	MXN	11,287	0	0
	09/2026		5,456	PHP	336,474	1	0
	10/2026	BRL	14,100	$	2,580	0	(92)
	10/2026	HUF	88,433	EUR	240	0	(8)
	10/2026		$1	COP	1,873	0	0
	11/2026	PEN	931	$	270	0	(1)
	12/2026	MYR	31,321		7,733	23	0
	12/2026	PEN	17,445		5,027	0	(46)
BPS	07/2026	ARS	548,013		365	0	(4)
	07/2026	BRL	19,403	EUR	3,271	0	(21)
	07/2026		187,831	$	36,034	31	(382)
	07/2026	EUR	3,278	BRL	19,403	13	0
	07/2026		2,616	$	2,972	0	(17)
	07/2026	INR	471,976		4,980	0	(2)
	07/2026	JPY	467,684		2,902	26	0
	07/2026	MYR	4,143		1,018	4	0
	07/2026		$775	ARS	1,241,545	60	0
	07/2026		36,253	BRL	187,831	548	(415)
	07/2026		11,374	CNH	76,965	0	(40)
	07/2026		12,076	CZK	251,313	0	(245)
	07/2026		703	HUF	217,987	0	(3)
	07/2026		843	ILS	2,485	0	(8)
	07/2026		5,114	INR	486,169	18	0
	07/2026		3,118	KRW	4,755,242	0	(44)
	07/2026		777	KWD	237	0	(11)
	07/2026		29,060	TWD	917,035	0	(283)
	07/2026	ZAR	17,138	$	1,045	0	0
	08/2026		$444	BRL	2,261	0	(9)
	08/2026		3,835	GBP	2,901	13	0
	08/2026		50	NOK	496	0	0
	09/2026	IDR	36,511,690	$	2,019	0	(8)
	09/2026	INR	255,231		2,682	1	0
	09/2026	THB	24,952		765	9	0
	09/2026		$759	COP	2,772,340	38	0
	09/2026		8,836	IDR	156,591,759	13	(158)
	09/2026		11,532	INR	1,103,728	63	(1)
	09/2026		1,721	PEN	5,905	2	(1)
	09/2026		4,780	THB	153,825	0	(121)
	10/2026	BRL	109,206	$	20,079	51	(670)
	10/2026		$90	BRL	477	1	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2026 (Unaudited)

	12/2026	MYR	78,043	$	19,309	98	0
	12/2026	$	2,019	IDR	36,760,034	8	0
	04/2027	BRL	102,613	$	19,028	323	(15)
	06/2027	$	597	KWD	181	0	(8)
	05/2029	KWD	2,630	$	9,040	464	0
	07/2029		295		1,015	52	0
	05/2030		1,713		5,900	302	0
	08/2030		265		893	27	0
	06/2031		676		2,273	61	0
BRC	07/2026	COP	5,601,764		1,627	0	(2)
	07/2026	CZK	15,681		755	17	0
	07/2026	EUR	2,259	RON	11,883	7	0
	07/2026	MYR	16,339	$	3,976	4	(27)
	07/2026	PEN	2,934		866	8	0
	07/2026	PLN	908		242	1	0
	07/2026	TRY	49,730		1,037	0	(13)
	07/2026	$	2,343	CNH	15,816	0	(14)
	07/2026		1,475	COP	5,601,764	154	0
	07/2026		726	KRW	1,120,262	0	(2)
	07/2026		12,384	MYR	50,314	0	(68)
	07/2026		377	PEN	1,320	9	0
	07/2026		39,665	TRY	1,886,932	271	0
	07/2026		24	TWD	745	0	0
	07/2026		1,432	ZAR	23,231	0	(16)
	07/2026	ZAR	33,548	$	2,062	17	0
	08/2026	TRY	184,140		3,377	0	(443)
	09/2026	THB	54,188		1,670	29	0
	09/2026	$	1,607	COP	5,601,764	3	0
	09/2026		6,418	INR	617,783	72	0
BSH	07/2026	AUD	31	$	21	0	0
	07/2026	BRL	30,930		6,000	9	0
	07/2026	JPY	12,636		79	2	0
	07/2026	PEN	4,586		1,334	2	(9)
	07/2026	$	6,051	BRL	30,930	7	(66)
	07/2026		1,106	PEN	3,841	17	0
	08/2026		21	AUD	31	0	0
	09/2026	COP	6,481,471	$	1,706	0	(157)
	10/2026	BRL	207,300		38,265	0	(1,025)
	12/2026	$	898	PEN	3,039	0	(15)
	04/2027	BRL	40,600	$	7,332	59	(134)
CBK	07/2026	ARS	1,812,105		1,159	0	(60)
	07/2026	BRL	12,839		2,480	0	(7)
	07/2026	CNH	9,789		1,447	5	0
	07/2026	COP	20,035,179		5,325	0	(516)
	07/2026	PEN	33,471		9,630	32	(192)
	07/2026	$	692	ARS	1,118,573	61	0
	07/2026		2,521	BRL	12,839	6	(40)
	07/2026		2,477	CNH	16,748	0	(10)
	07/2026		2,686	COP	9,393,077	54	0
	07/2026		906	EGP	49,702	99	0
	07/2026		25,267	HUF	7,727,086	6	(464)
	07/2026		782	IDR	14,089,294	4	0
	07/2026		481	ILS	1,398	0	(11)
	07/2026		691	INR	66,008	6	0
	07/2026		729	KRW	1,106,612	0	(14)
	07/2026		5,641	KZT	3,034,589	689	0
	07/2026		3,205	LKR	1,011,112	0	(201)
	07/2026		3,274	PEN	11,065	0	(38)
	07/2026		2,665	PHP	163,109	0	(7)
	07/2026		1,262	PLN	4,610	0	(36)
	07/2026		9,418	TWD	297,868	0	(70)
	07/2026		6,569	VND	175,679,400	99	0
	07/2026	ZAR	213,951	$	12,979	0	(62)
	08/2026	COP	38,159,515		10,037	0	(1,006)
	08/2026	ILS	914		324	17	0
	08/2026	NGN	13,325,389		9,394	0	(53)
	08/2026	$	879	ILS	2,582	0	(10)
	08/2026		9,300	KZT	4,687,200	310	0
	09/2026	CLP	3,453,573	$	3,882	132	0
	09/2026	COP	10,079,746		2,631	0	(266)
	09/2026	IDR	181,327,734		10,047	1	(19)
	09/2026	MXN	9,319		521	0	(9)
	09/2026	PEN	183		53	0	0
	09/2026	PHP	163,456		2,665	14	0
	09/2026	THB	48,748		1,501	24	0
	09/2026	$	8,017	COP	29,257,789	391	0
	09/2026		9,992	EGP	549,984	897	0
	09/2026		2,165	IDR	38,616,870	0	(22)
	09/2026		1,464	INR	138,569	0	(9)
	09/2026		48	RSD	4,866	0	(1)
	09/2026		4,661	THB	150,392	0	(106)
	10/2026	COP	705,628	$	198	0	(3)
	10/2026	PEN	16,779		4,922	37	(4)
	10/2026	UGX	2,351,520		639	11	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2026 (Unaudited)

	10/2026	$	707	PEN	2,469	12	0
	10/2026		272	UGX	1,065,155	12	0
	10/2026	UZS	3,385,839	$	264	0	(14)
	11/2026	COP	8,966,878		2,487	0	(52)
	11/2026	KES	2,453,732		18,592	0	(1)
	11/2026	NGN	196,080		120	0	(15)
	11/2026	$	9,296	NGN	13,497,130	0	(46)
	12/2026		8,663	IDR	157,455,499	19	0
	12/2026		18,165	PEN	63,495	299	0
	01/2027	PEN	17,316	$	5,104	76	0
	05/2027	$	2,067	PEN	7,341	57	0
	06/2027	MNT	17,900,170	$	4,723	0	(8)
DUB	07/2026	HUF	6,754		22	0	0
	07/2026	INR	187,985		1,991	6	0
	07/2026	KZT	2,695,196		5,687	97	0
	07/2026	MYR	16		4	0	0
	07/2026	SGD	249		192	0	0
	07/2026	THB	15,035		458	5	0
	07/2026	$	2	AUD	3	0	0
	07/2026		6,878	CNH	46,475	0	(34)
	07/2026		13,043	CZK	271,572	0	(258)
	07/2026		8,630	EGP	458,973	620	0
	07/2026		2,236	IDR	40,271,478	10	0
	07/2026		776	INR	74,813	14	0
	07/2026		269	KZT	143,901	29	0
	07/2026		1,670	NOK	15,520	0	(102)
	07/2026		2,156	PEN	7,291	0	(24)
	07/2026		1,260	PLN	4,676	0	(17)
	07/2026		6,991	RON	31,613	0	(105)
	07/2026		1,105	ZAR	17,895	0	(15)
	08/2026	EGP	567,632	$	11,141	0	(102)
	08/2026	KZT	11,782,687		24,302	29	0
	08/2026	PEN	3,613		1,069	14	0
	08/2026	$	4,577	GHS	54,241	166	0
	08/2026		18,600	KZT	9,370,680	631	0
	08/2026		9,773	SAR	36,700	0	(4)
	08/2026		192	SGD	248	0	0
	09/2026	EGP	656,863	$	12,751	0	(251)
	09/2026	IDR	77,131,080		4,285	4	0
	09/2026	PEN	12,126		3,558	23	(1)
	09/2026	PKR	92,929		312	0	(18)
	09/2026	$	2,633	EGP	144,682	232	0
	09/2026		1,123	IDR	20,388,804	9	0
	09/2026		2,918	INR	278,290	8	(5)
	09/2026		7,012	KZT	3,536,656	237	0
	09/2026		44	PEN	153	1	0
	09/2026		2,129	THB	69,368	0	(28)
	10/2026	UGX	406,000	$	112	3	0
	10/2026	$	16,083	KZT	8,151,084	415	0
	10/2026	UZS	64,454,277	$	5,062	0	(229)
	11/2026	KZT	1,456,638		2,943	23	0
	11/2026	UZS	8,228,278		629	0	(43)
	12/2026	MYR	31,326		7,733	22	0
	12/2026	$	9,288	EGP	526,648	794	0
	12/2026		4,285	IDR	77,649,572	0	(4)
	12/2026	UZS	21,537,121	$	1,659	0	(96)
	02/2027	$	18,734	KZT	10,313,067	1,339	0
FAR	07/2026	AUD	14	$	10	0	0
	07/2026	CNH	326,980		48,071	0	(79)
	07/2026	GBP	11,021		14,821	202	0
	07/2026	PEN	1,350		399	5	0
	07/2026	SGD	405		312	0	(1)
	07/2026	$	12,177	CNH	82,411	1	(42)
	07/2026		1,174	EUR	1,029	2	0
	07/2026		474	ILS	1,376	0	(12)
	07/2026		3,235	JPY	523,393	0	(16)
	07/2026		10,124	PLN	37,077	0	(268)
	07/2026		47,559	SGD	60,675	0	(661)
	07/2026		2,708	TWD	86,256	0	(1)
	07/2026	ZAR	56,071	$	3,398	0	(20)
	08/2026	CNH	5,829		859	0	(1)
	08/2026	EUR	1,029		1,175	0	(2)
	08/2026	ILS	1,003		350	13	0
	08/2026	JPY	522,023		3,235	16	0
	08/2026	PEN	12,568		3,717	45	0
	08/2026	$	10	AUD	14	0	0
	08/2026		48,071	CNH	326,262	76	0
	08/2026		312	SGD	404	1	0
	09/2026	MXN	7,466	$	423	0	(1)
	09/2026	PEN	5,503		1,601	0	(3)
	09/2026	$	23,271	INR	2,230,031	153	0
	09/2026		2,879	PEN	9,897	8	0
GLM	07/2026	ARS	277,135	$	184	0	(3)
	07/2026	BRL	19,403	EUR	3,278	0	(13)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026		291,198	$	55,389	73	(1,093)
	07/2026	DOP	154,813		2,543	1	(49)
	07/2026	EUR	3,291	BRL	19,403	0	(2)
	07/2026	INR	112,160	$	1,183	0	(1)
	07/2026	MYR	4,482		1,104	7	0
	07/2026	$	187	ARS	277,135	0	0
	07/2026		55,767	BRL	291,198	875	(233)
	07/2026		112	CAD	160	0	0
	07/2026		5,865	CNH	39,597	0	(34)
	07/2026		2,478	COP	8,630,756	38	0
	07/2026		3,057	INR	289,428	0	(5)
	07/2026		1,723	MYR	6,978	0	(14)
	07/2026		3,704	PEN	13,027	106	0
	07/2026	ZAR	15,981	$	964	0	(10)
	08/2026	BRL	19,403	EUR	3,261	2	0
	08/2026	CAD	159	$	112	0	0
	08/2026	DOP	65,181		1,087	8	(4)
	08/2026	$	8,164	BRL	41,669	0	(154)
	08/2026		13,212	DOP	812,332	317	(42)
	08/2026		281	INR	26,988	3	0
	09/2026	COP	2,158,650	$	615	0	(5)
	09/2026	DOP	730,559		12,147	104	(51)
	09/2026	INR	1,518,616		16,041	90	0
	09/2026	MXN	35,342		2,038	30	0
	09/2026	$	28,614	BRL	149,559	0	(69)
	09/2026		11,363	DOP	693,518	117	0
	09/2026		4,207	EGP	229,705	341	0
	09/2026		5,961	IDR	106,979,043	12	(35)
	09/2026		16,387	INR	1,579,885	208	0
	09/2026		29,236	MXN	513,254	0	(71)
	09/2026		7,542	THB	243,493	0	(166)
	10/2026	DOP	29,364	$	493	9	0
	10/2026	KZT	2,901,287		5,879	0	(8)
	10/2026	$	1,606	BRL	8,512	8	0
	10/2026		571	MNT	2,092,989	5	0
	11/2026	COP	8,889,985	$	2,478	0	(39)
	11/2026	DOP	444,134		7,304	0	(8)
	12/2026	COP	4,143,191		1,063	0	(102)
	12/2026	DOP	33,512		561	12	0
	01/2027	CRC	3,793,104		8,105	0	(184)
	01/2027	$	9,407	CRC	4,734,356	939	0
	04/2027	BRL	55,900	$	10,384	195	(9)
	04/2027	$	693	MNT	2,609,068	3	0
	10/2027		678		2,623,404	4	0
	04/2028		2,025		8,040,856	12	0
	10/2028		1,872		7,624,752	11	0
	04/2029		1,734		7,251,656	10	0
	10/2029		1,600		6,878,559	10	0
	04/2030		1,474		6,505,462	7	0
	10/2030		1,353		6,136,451	7	0
	04/2031		1,233		5,721,585	2	0
IND	07/2026		4,952	MYR	19,872	0	(88)
JPM	07/2026	AUD	392	$	274	3	0
	07/2026	BRL	38,908		7,194	0	(343)
	07/2026	CNH	88,149		12,950	0	(31)
	07/2026	KZT	171,737		359	2	0
	07/2026	MXN	14,182		795	0	(15)
	07/2026	MYR	14,341		3,528	18	0
	07/2026	NOK	43,973		4,442	0	0
	07/2026	PEN	17,445		5,054	0	(46)
	07/2026	$	15	AUD	21	0	0
	07/2026		7,596	BRL	38,908	11	(71)
	07/2026		774	CNH	5,226	0	(5)
	07/2026		23	HUF	7,006	0	(1)
	07/2026		5,237	ILS	15,127	6	(159)
	07/2026		1,731	INR	163,910	0	(1)
	07/2026		1,420	MYR	5,876	18	0
	07/2026		1,183	PEN	4,131	25	0
	07/2026		16,482	PLN	60,046	0	(521)
	07/2026		1,969	ZAR	31,997	0	(19)
	08/2026	HKD	11,517	$	1,472	1	0
	08/2026	ILS	2,105		731	23	0
	08/2026	KZT	363,827		749	0	0
	08/2026	PEN	489		142	0	(1)
	08/2026	$	274	AUD	392	0	(3)
	08/2026		1,074	ILS	3,168	0	(9)
	08/2026		4,442	NOK	43,993	0	0
	09/2026	EGP	256,100	$	5,000	0	(71)
	09/2026	IDR	12,850,414		702	0	(12)
	09/2026	MXN	9,035		508	0	(5)
	09/2026	THB	203,833		6,220	73	(27)
	09/2026	$	1,600	IDR	28,855,680	2	0
	09/2026		546	INR	52,063	0	0
	09/2026		734	MXN	12,810	0	(6)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2026 (Unaudited)

	09/2026		11,866	THB	387,635	3	(127)
	10/2026	BRL	58,000	$	10,609	0	(384)
	10/2026	UGX	18,425		5	0	0
	10/2026	$	2,620	BRL	14,100	53	0
	10/2026	UZS	18,042,917	$	1,420	0	(61)
	12/2026	MXN	72,268		4,094	17	0
	12/2026	$	28,514	MXN	500,125	0	(297)
	02/2027		4,696	MNT	17,765,813	74	0
	04/2027	BRL	37,900	$	6,936	41	(19)
	06/2027	UZS	563,221		42	0	(3)
MBC	07/2026	AUD	7		5	0	0
	07/2026	CHF	1,019		1,301	40	0
	07/2026	EUR	2,009		2,337	42	0
	07/2026	INR	188,728		1,998	6	0
	07/2026	JPY	11,774		74	2	0
	07/2026	MYR	42,383		10,434	69	(10)
	07/2026	NOK	14,181		1,427	0	(6)
	07/2026	THB	72,741		2,214	23	0
	07/2026	$	368	COP	1,394,090	38	0
	07/2026		932	EUR	810	0	(6)
	07/2026		1,799	INR	173,407	31	0
	07/2026		51,194	KRW	77,604,859	0	(1,020)
	07/2026		474	MYR	1,925	0	(3)
	07/2026		3,978	NOK	36,883	0	(252)
	07/2026		7,825	PEN	26,945	57	0
	08/2026	EUR	371	$	424	0	(1)
	08/2026	$	5	AUD	7	0	0
	08/2026		5,438	EGP	296,928	509	0
	08/2026		1,427	NOK	14,187	6	0
	08/2026		3,645	PEN	12,568	27	0
	09/2026	EGP	241,298	$	4,644	0	(128)
	09/2026	$	3,369	INR	321,412	9	(5)
	10/2026	ZAR	3,845	$	216	0	(17)
	12/2026	MYR	63,536		15,768	128	0
	12/2026	PEN	39,514		11,384	0	(106)
MYI	07/2026	MYR	2,947		711	0	(10)
	07/2026	$	78	ILS	230	0	(1)
	07/2026		985	MYR	4,010	0	(3)
	07/2026		862	SGD	1,118	2	0
	08/2026	CZK	21,064	EUR	864	0	(4)
	09/2026	$	628	IDR	11,284,658	0	(2)
	10/2026		685	AZN	1,226	30	0
	10/2027		1,370		2,521	66	0
NGF	07/2026		1,819	INR	175,018	29	0
	07/2026		3,376	TRY	158,695	8	0
	09/2026		1,325	IDR	23,576,449	0	(16)
SCX	07/2026	INR	148,006	$	1,562	0	(1)
	07/2026	MYR	23,155		5,777	109	0
	07/2026	PEN	326		95	0	0
	07/2026	TWD	83,635		2,635	10	0
	07/2026	$	90	CNH	609	0	0
	07/2026		3,401	EGP	180,246	232	0
	07/2026		4,721	INR	451,815	50	0
	07/2026		7,757	MYR	31,692	1	0
	07/2026	ZMW	9,910	$	470	0	(78)
	08/2026	EGP	611,108		12,089	0	(152)
	08/2026	HKD	10,869		1,390	1	0
	08/2026	KZT	17,657,850		35,060	0	(1,178)
	08/2026	NGN	71,016,300		51,201	952	0
	08/2026	$	700	INR	67,033	6	0
	08/2026		11,957	NGN	16,871,693	0	(19)
	09/2026	EGP	498,715	$	9,688	0	(93)
	09/2026	IDR	15,788,270		873	0	(3)
	09/2026	THB	103,072		3,136	18	(5)
	09/2026	$	4,048	IDR	72,891,085	17	(19)
	09/2026		3,379	INR	320,999	1	(11)
	09/2026		6,333	THB	206,104	0	(90)
	10/2026		408	UGX	1,526,603	2	(2)
	11/2026	UGX	1,374,466	$	355	0	(11)
	11/2026	$	8,056	KES	1,073,881	79	0
	02/2027	NGN	13,950,090	$	9,394	82	0
	05/2027	$	6,552	NGN	10,018,411	0	(43)
SOG	07/2026	BRL	3,202	$	618	0	(2)
	07/2026	EUR	1,125	RON	5,934	8	0
	07/2026		20,423	$	23,824	489	0
	07/2026	JPY	30,659		193	4	0
	07/2026	PEN	12,740		3,770	45	0
	07/2026	SGD	60,789		46,976	30	(41)
	07/2026	$	630	BRL	3,202	0	(10)
	07/2026		1,259	CHF	1,019	2	0
	07/2026		18,828	CNH	127,368	0	(72)
	07/2026		9,597	EGP	487,048	265	0
	07/2026		25,837	EUR	22,713	116	0
	07/2026		62	SGD	81	0	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2026 (Unaudited)

	08/2026	CHF	1,015	$		1,259	0	(2)
	08/2026	EUR	22,714			25,872	0	(116)
	08/2026	SGD	80			62	0	0
	08/2026	$	195		EGP	10,694	18	0
	08/2026		42,364		SGD	54,738	43	0
	09/2026	CLP	2,775,157	$		3,022	9	0
	09/2026	EGP	162,227			2,912	0	(282)
	09/2026	$	539		MXN	9,348	0	(8)
	09/2026		102		THB	3,294	0	(2)
	11/2026		4,456		KES	594,413	48	0
SSB	07/2026	CAD	164	$		119	3	0
	07/2026	$	635		BRL	3,272	0	(1)
	07/2026		564		EUR	495	1	0
	07/2026		14,569		GBP	11,021	51	0
	07/2026		634		TWD	20,113	0	(3)
	08/2026	EUR	495	$		565	0	(1)
	08/2026	GBP	11,021			14,569	0	(51)
	09/2026	CLP	599,106			670	20	0
	09/2026	$	724		COP	2,806,190	83	0
UAG	07/2026		636		ILS	1,883	0	(3)
	07/2026		1,283		PLN	4,688	0	(37)
	09/2026	CLP	1,857,536	$		2,087	70	0
	09/2026	COP	91,378,572			23,681	0	(2,580)
	09/2026	$	849		COP	3,274,222	92	0
	10/2026	HUF	20,080		EUR	54	0	(2)

Total Forward Foreign Currency Contracts							$19,917	$(22,174)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put – OTC EUR versus BRL	BRL	5.850	08/19/2026	5,380	$79	$33
	Put – OTC USD versus ZAR	ZAR	18.000	08/19/2026	11,007	540	1,048
BPS	Put – OTC USD versus JPY	JPY	155.000	08/06/2026	9,116	36	15
	Call – OTC USD versus JPY		165.000	08/06/2026	9,116	20	33
MYI	Put – OTC EUR versus CZK	CZK	24.040	08/06/2026	4,011	16	1

						$691	$1,130

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Call – OTC 1-Year Interest Rate Swap	3-Month ZAR-JIBAR	Pay	7.750%	11/20/2026	100,350	$18	$29
GLM	Call – OTC 1-Year Interest Rate Swap	3-Month PLN-WIRON	Pay	4.500	12/09/2026	11,850	9	23
	Call – OTC 1-Year Interest Rate Swap	6-Month CZK-PRIBOR	Pay	4.550	11/19/2026	153,400	23	37
JPM	Call – OTC 1-Year Interest Rate Swap	3-Month ZAR-JIBAR	Pay	7.750	11/19/2026	62,700	13	18
	Put – OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.250	01/20/2028	7,400	161	99

							$224	$206

Total Purchased Options							$915	$1,336

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call – OTC EUR versus BRL	BRL	6.250	08/19/2026	5,380	$(84)	$(29)
	Call – OTC EUR versus HUF	HUF	390.740	10/16/2026	3,560	(47)	(9)
	Call – OTC EUR versus HUF		387.250	10/20/2026	1,334	(17)	(5)
	Call – OTC USD versus TRY	TRY	53.100	08/07/2026	2,459	(42)	(8)
	Put – OTC USD versus ZAR	ZAR	17.000	08/19/2026	22,015	(546)	(879)
BPS	Call – OTC USD versus JPY	JPY	162.000	08/06/2026	9,116	(48)	(94)
UAG	Call – OTC EUR versus HUF	HUF	389.720	10/21/2026	292	(4)	(1)

						$(788)	$(1,025)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2026 (Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call – OTC 10-Year Interest Rate Swap	3-Month ZAR-JIBAR	Receive	7.500%	07/23/2026	4,700	$(1)	$(1)
	Call – OTC 10-Year Interest Rate Swap	3-Month ZAR-JIBAR	Receive	7.800	07/28/2026	5,700	(2)	(4)
DUB	Call – OTC 1-Year Interest Rate Swap	3-Month ZAR-JIBAR	Receive	7.250	11/20/2026	200,700	(12)	(24)
	Call – OTC 5-Year Interest Rate Swap	6-Month CZK-PRIBOR	Receive	3.930	07/16/2026	27,900	(7)	(2)
GLM	Call – OTC 1-Year Interest Rate Swap	3-Month PLN-WIRON	Receive	4.000	12/09/2026	23,700	(6)	(23)
	Call – OTC 1-Year Interest Rate Swap	6-Month CZK-PRIBOR	Receive	4.050	11/19/2026	306,900	(15)	(31)
JPM	Call – OTC 1-Year Interest Rate Swap	3-Month ZAR-JIBAR	Receive	7.250	11/19/2026	125,500	(9)	(15)

							$(52)	$(100)

Total Written Options							$(840)	$(1,125)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES – BUY PROTECTION(2)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bonds	(1.000)%	Quarterly	06/20/2029	0.792%	$3,500	$80	$(101)	$0	$(21)
	Chile Government International Bonds	(1.000)	Quarterly	12/20/2029	0.300	100	(2)	0	0	(2)
BRC	Chile Government International Bonds	(1.000)	Quarterly	12/20/2028	0.234	1,200	(24)	2	0	(22)
	Chile Government International Bonds	(1.000)	Quarterly	12/20/2029	0.300	200	(4)	(1)	0	(5)
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	12/20/2033	0.802	4,100	(10)	(43)	0	(53)
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	06/20/2034	0.831	1,200	(10)	(4)	0	(14)
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	12/20/2034	0.857	1,110	(4)	(7)	0	(11)
GST	Saudi Arabia Government International Bonds	(1.000)	Quarterly	12/20/2035	0.901	200	0	(2)	0	(2)

							$26	$(156)	$0	$(130)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES – SELL PROTECTION(3)

										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Argentine Republic Government International Bonds	5.000%	Quarterly	12/20/2026	0.814%	$	150	$3	$0	$3	$0
BPS	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	0.814		150	3	0	3	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2027	0.369		600	1	5	6	0
BRC	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	0.814		227	1	4	5	0
	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	1.431		120	1	3	4	0
	Nigeria Government International Bonds	1.000	Quarterly	06/20/2027	1.333		100	(1)	1	0	0
CBK	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	0.814		293	2	4	6	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2027	0.167		3,700	(21)	52	31	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2026	0.880		200	(2)	2	0	0
GST	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	0.814		842	4	14	18	0
	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	1.431		405	(50)	64	14	0
JPM	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	1.431		300	4	7	11	0
	Ecuador Government International Bonds	5.000	Quarterly	06/20/2027	1.177		1,600	53	7	60	0
MYC	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	1.431		3,100	18	92	110	0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2027	1.700	JPY	253,500	(26)	16	0	(10)

								$(10)	$271	$271	$(10)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2026 (Unaudited)

CROSS-CURRENCY SWAPS

												Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)			Notional Amount of Currency Received		Notional Amount of Currency Delivered	Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Floating rate equal to 1-Day IDR-SOFR plus 0.683% based on the notional amount of currency received	Floating rate equal to 1-Day IDR-SOFR based on the notional amount of currency delivered	Maturity	03/17/2032		$	1,945	IDR	35,561,530	$(39)	$0	$0	$(39)
CBK	Floating rate equal to 1-Day IDR-SOFR plus 0.689% based on the notional amount of currency received	Floating rate equal to 1-Day IDR-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031		IDR	42,778,700	$	2,381	25	7	32	0
	Floating rate equal to 1-Day IDR-SOFR plus 0.690% based on the notional amount of currency received	Floating rate equal to 1-Day IDR-SOFR based on the notional amount of currency delivered	Maturity	03/17/2032	$		2,421	IDR	44,157,590	(62)	(7)	0	(69)
GLM	Floating rate equal to 1-Day IDR-SOFR plus 0.700 based on the notional amount of currency received	Floating rate equal to 1-Day IDR-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031			1,201		21,665,870	(5)	(9)	0	(14)
GST	Floating rate equal to 1-Day IDR-SOFR plus 0.585% based on the notional amount of currency received	Floating rate equal to 1-Day PHP-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031			1,152	PHP	71,330	(4)	(23)	0	(27)

										$(85)	$(32)	$32	$(149)

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	1-Year BRL-CDI	7.728%	Maturity	01/04/2027	BRL	21,000	$0	$(615)	$0	$(615)
	Pay	6-Month CLP-CHILIBOR	3.265	Semi-Annual	06/14/2029	CLP	473,800	0	(19)	0	(19)

								$0	$(634)	$0	$(634)

Total Swap Agreements								$(69)	$(551)	$303	$(923)

(l)

Securities with an aggregate market value of $7,350 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2026 (Unaudited)

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$321	$0	$321
Azerbaijan
Loan Participations and Assignments	0	0	989	989
Brazil
Corporate Bonds & Notes	0	4,551	0	4,551
Sovereign Issues	0	112,341	0	112,341
Cayman Islands
Asset-Backed Securities	0	733	0	733
Convertible Bonds & Notes	0	11	0	11
Corporate Bonds & Notes	0	2,716	1,372	4,088
Loan Participations and Assignments	0	0	1,426	1,426
Chile
Sovereign Issues	0	15,813	0	15,813
China
Common Stocks	13	0	0	13
Sovereign Issues	0	2,015	0	2,015
Colombia
Sovereign Issues	0	41,800	0	41,800
Costa Rica
Sovereign Issues	0	244	0	244
Czech Republic
Sovereign Issues	0	1,048	0	1,048
Dominican Republic
Sovereign Issues	0	7,184	0	7,184
Egypt
Sovereign Issues	0	13,995	0	13,995
Germany
Corporate Bonds & Notes	0	0	3,361	3,361
Loan Participations and Assignments	0	1,782	0	1,782
Ghana
Sovereign Issues	0	1,915	0	1,915
India
Sovereign Issues	0	2,646	0	2,646
Indonesia
Sovereign Issues	0	4,499	0	4,499
Ireland
Corporate Bonds & Notes	0	602	0	602
Loan Participations and Assignments	0	0	4,201	4,201
Sovereign Issues	0	186	0	186
Ivory Coast
Loan Participations and Assignments	0	0	3,097	3,097
Jersey, Channel Islands
Corporate Bonds & Notes	0	794	0	794
Kazakhstan
Sovereign Issues	0	4,084	0	4,084
Kenya
Sovereign Issues	0	6,002	0	6,002
Kuwait
Sovereign Issues	0	6,811	0	6,811
Malaysia
Sovereign Issues	0	74,258	0	74,258
Mexico
Sovereign Issues	0	15,240	0	15,240
Netherlands
Loan Participations and Assignments	0	0	1,398	1,398
Nigeria
Corporate Bonds & Notes	0	201	0	201
Paraguay
Sovereign Issues	0	5,436	0	5,436
Peru
Corporate Bonds & Notes	0	7,356	0	7,356
Sovereign Issues	0	8,162	0	8,162
Philippines
Sovereign Issues	0	907	0	907
Poland
Sovereign Issues	0	24,022	0	24,022
Qatar
Corporate Bonds & Notes	0	8,955	0	8,955
Sovereign Issues	0	1,307	0	1,307
Romania
Sovereign Issues	0	154	0	154
Serbia
Sovereign Issues	0	1,794	0	1,794
South Africa
Corporate Bonds & Notes	0	6,100	0	6,100
Loan Participations and Assignments	0	0	903	903
Sovereign Issues	0	38,598	0	38,598
Sri Lanka
Sovereign Issues	0	5,544	0	5,544
Supranational
Corporate Bonds & Notes	0	36,214	1,824	38,038

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2026 (Unaudited)

Turkey
Loan Participations and Assignments	0	0	4,001	4,001
Sovereign Issues	0	8,173	0	8,173
United Arab Emirates
Corporate Bonds & Notes	0	3,699	0	3,699
United Kingdom
Corporate Bonds & Notes	0	5,458	5,251	10,709
Non-Agency Mortgage-Backed Securities	0	2,134	0	2,134
United States
Asset-Backed Securities	0	3,926	0	3,926
Corporate Bonds & Notes	0	1,097	0	1,097
Non-Agency Mortgage-Backed Securities	0	3,445	813	4,258
Sovereign Issues	0	3,303	0	3,303
U.S. Government Agencies	0	1,788	0	1,788
U.S. Treasury Obligations	0	586	0	586
Uruguay
Sovereign Issues	0	3,244	0	3,244
Uzbekistan
Corporate Bonds & Notes	0	1,359	0	1,359
Sovereign Issues	0	2,554	0	2,554
Venezuela
Corporate Bonds & Notes	0	458	0	458
Sovereign Issues	0	1,005	0	1,005
Zambia
Sovereign Issues	0	461	0	461
Short-Term Instruments
Mutual Funds	546	0	0	546
Egypt Treasury Bills	0	291	0	291
Nigeria Treasury Bills	0	55,978	0	55,978
South Africa Treasury Bills	0	1,253	0	1,253
U.S. Treasury Bills	0	7,962	0	7,962

	$559	$574,515	$28,636	$603,710
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$73,688	$0	$0	$73,688

Total Investments	$74,247	$574,515	$28,636	$677,398

Financial Derivative Instruments – Assets
Exchange-traded or centrally cleared	0	1,855	0	1,855
Over the counter	0	21,556	0	21,556

	$0	$23,411	$0	$23,411
Financial Derivative Instruments – Liabilities
Exchange-traded or centrally cleared	0	(1,600)	0	(1,600)
Over the counter	0	(24,222)	0	(24,222)

	$0	$(25,822)	$0	$(25,822)

Total Financial Derivative Instruments	$0	$(2,411)	$0	$(2,411)

Totals	$74,247	$572,104	$28,636	$674,987

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 03/31/2026	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026 (1)
Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$0	$989	$0	$0	$0	$0	$0	$0	$989	$0
Brazil
Loan Participations and Assignments	26	0	0	19	0	(45)	0	0	0	(42)
Cayman Islands
Corporate Bonds & Notes	1,396	0	0	0	0	(24)	0	0	1,372	(25)
Loan Participations and Assignments	1,363	0	0	0	0	63	0	0	1,426	63
Germany
Corporate Bonds & Notes	3,252	0	0	0	0	109	0	0	3,361	109

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2026 (Unaudited)

Ireland
Loan Participations and Assignments	3,008	1,249	0	1	0	(57)	0	0	4,201	(57)
Ivory Coast
Loan Participations and Assignments	3,137	0	0	1	0	(41)	0	0	3,097	(41)
Netherlands
Loan Participations and Assignments	1,392	0	0	3	0	3	0	0	1,398	3
Serbia
Loan Participations and Assignments	1,133	0	(1,159)	0	(7)	33	0	0	0	0
South Africa
Loan Participations and Assignments	863	0	0	1	0	39	0	0	903	39
Supranational
Corporate Bonds & Notes	26,915	1,823	0	0	0	93	0	(27,007)	1,824	0
Turkey
Loan Participations and Assignments	4,048	0	0	2	0	(49)	0	0	4,001	(48)
United Kingdom
Corporate Bonds & Notes	5,176	0	0	0	0	75	0	0	5,251	76
United States
Loan Participations and Assignments	10,040	0	(10,000)	0	(23)	(17)	0	0	0	0
Non-Agency Mortgage-Backed Securities	780	0	0	0	0	33	0	0	813	32

Totals	$62,529	$4,061	$(11,159)	$27	$(30)	$215	$0	$(27,007)	$28,636	$109

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2026	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)	Weighted Average%
Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$989	Recent Transaction	Purchase Price	98.900	—
Cayman Islands
Corporate Bonds & Notes	1,372	Discounted Cash Flow	Discount Rate	6.340	—
Loan Participations and Assignments	1,426	Discounted Cash Flow	Discount Rate	6.870	—
Germany
Corporate Bonds & Notes	3,361	Discounted Cash Flow	Discount Rate	8.208	—
Ireland
Loan Participations and Assignments	1,225	Proxy pricing	Base Price	99.176	—
	2,976	Discounted Cash Flow	Discount Rate	4.540	—
Ivory Coast
Loan Participations and Assignments	3,097	Discounted Cash Flow	Discount Rate	6.500	—
Netherlands
Loan Participations and Assignments	1,398	Discounted Cash Flow	Discount Rate	8.670	—
South Africa
Loan Participations and Assignments	903	Discounted Cash Flow	Discount Rate	11.470	—
Supranational
Corporate Bonds & Notes	1,824	Recent Transaction	Purchase Price	—	—
Turkey
Loan Participations and Assignments	1,147	Discounted Cash Flow	Discount Rate	5.250	—
	2,854	Recent Transaction	Purchase Price	99.900	—
United Kingdom
Corporate Bonds & Notes	5,251	Proxy pricing	Base Price	100.000	—
United States
Non-Agency Mortgage-Backed Securities	813	Discounted Cash Flow	Discount Rate	6.590	—

Total	$28,636

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust